SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05071 / 33-13247

SATURNA INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Nicholas F. Kaiser
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant's Telephone Number — (360) 734-9900

Date of fiscal year end: November 30, 2012

Date of reporting period: May 31, 2012

Item 1. Report To Shareowners

Sextant Mutual Funds

Short-Term Bond	Bond Income	Core	Global High Income	Growth	International

Semi-Annual Report

May 31, 2012

Performance Summary as of June 30, 2012:

Comparative returns and percentile Morningstar™ category rankings (1 is best)†

Average Annual Returns vs. Category Average Returns	10 Years	5 Years	3 Years	1 Year	Expense Ratio¹
Sextant Short-Term Bond vs. Short-Term Bond Category
Fund Return	3.26%	3.56%	2.66%	0.83%	1.33%
Morningstar Category	3.36%	3.50%	4.11%	2.05%	N/A
% Rank (category size)	54 (190)	47 (324)	79 (352)	86 (404)	N/A

Sextant Bond Income vs. Intermediate-Term Bond Category
Fund Return	5.29%	6.44%	7.79%	8.98%	1.26%
Morningstar Category	5.29%	6.20%	8.31%	6.57%	N/A
% Rank (category size)	52 (606)	50 (880)	59 (1015)	7 (1184)	N/A

Sextant Core² vs. Moderate Allocation Category
Fund Return	N/A	2.43%	9.45%	0.46%	1.14%
Morningstar Category	5.24%	1.38%	11.31%	0.92%	N/A
% Rank (category size)	N/A	23 (673)	86 (766)	58 (885)	N/A

Sextant Growth vs. Large Growth Category
Fund Return	6.80%	0.75%	12.52%	3.26%	0.84%
Morningstar Category	5.19%	0.96%	14.83%	0.81%	N/A
% Rank (category size)	16 (855)	53 (1297)	77 (1510)	26 (1694)	N/A

Sextant International vs. Foreign Large Blend Category
Fund Return	8.42%	-0.89%	6.24%	-9.04%	0.88%
Morningstar Category	4.73%	-5.67%	6.38%	-13.86%	N/A
% Rank (category size)	4 (325)	2 (582)	52 (733)	8 (815)	N/A

Performance data quoted above represents past performance, is before any taxes payable by shareowners, and is no guarantee of future results. Current performance may be higher or lower than that stated herein. Performance current to the most recent month-end is available by calling toll-free (800) SATURNA or visiting www.sextantfunds.com. Average annual total returns are historical and include change in share value as well as reinvestment of dividends and capital gains, if any. Share price, yield, and return will vary and you may have a gain or loss when you sell your shares. Funds that invest in foreign securities may involve greater risk, including political and economic uncertainties of foreign countries as well as the risk of currency fluctuations.

Please consider an investment's objectives, risks, charges, and expenses carefully before investing. To obtain this and other important information about the Sextant Funds in a prospectus or summary prospectus, ask your financial advisor, visit www.sextantfunds.com, or call toll-free (800) SATURNA. Please read the prospectus or summary prospectus carefully before investing.

¹ By regulation, expense ratios shown in this table are as of the Funds' most recent prospectus which is dated March 30, 2012, and incorporate results for the fiscal year ended November 30, 2011. Ratios presented in this table differ from the expense ratios shown elsewhere in this report as they represent different periods. Also by regulation, the performance in this table represents the most recent quarter-end performance rather than performance through the Funds' most recent fiscal period (shown on page 4).

² Sextant Core began operations March 30, 2007.

The Sextant Global High Income Fund began operations March 30, 2012 and does not yet have annualized returns to report. The Sextant Global High Income Fund is not yet rated or ranked by Morningstar.

† Morningstar 06/30/2012. Morningstar, Inc. is an independent fund performance monitor. Rankings and category returns are determined monthly from total returns by Morningstar, by category as determined by Morningstar. Morningstar calculates total return by taking the change in a fund's NAV, assuming the reinvestment of all income and capital gains distributions (on the actual reinvestment date used by the fund) during the period, and then dividing by the initial NAV. Unless marked as load-adjusted total returns, Morningstar does not adjust total return for sales charges or for redemption fees. (Morningstar Return™, Morningstar Risk-Adjusted Ratings™, and the load-adjusted returns do incorporate those fees.) Total returns account for management, administrative, 12b-1 fees, and other costs automatically deducted from fund assets.

% Rank in Category: This is the fund's total-return percentile rank for the specified time period relative to all funds that have the same Morningstar category. The highest (or most favorable) percentile rank is 1 and the lowest (or least favorable) percentile rank is 100. The top-performing fund in a category will always receive a rank of 1. Percentile ranks within categories are most useful in those categories that have a large number of funds.

Sextant Short-Term Bond was 349th of 404 Short-Term Bond funds in the last year, 281st of 352 funds in the last 3 years, 153rd of 324 funds in the last 5 years, and 104th of 190 funds in the last 10 years. Sextant Bond Income was 81st of 1184 Intermediate-Term Bond funds in the last year, 599th of 1015 funds in the last 3 years, 439th of 880 funds in the last 5 years, and 318th of 606 funds in the last 10 years. Sextant Core was 511th of 885 Moderate Allocation funds in the last year, 661st of 766 funds in the last 3 years, and 153rd of 673 funds in the last 5 years. Sextant Growth was 433rd of 1694 Large Growth funds in the last year, 1170th of 1510 funds in the last 3 years, 682nd of 1297 funds in the last 5 years, and 131st of 855 funds in the last 10 years. Sextant International was 64th of 815 Foreign Large Blend funds in the last year, 379th of 733 funds in the last 3 years, 10th of 582 funds in the last 5 years, and 12th of 325 funds in the last 10 years.

2	May 31, 2012 Semi-Annual Report

Fellow Shareowners:

As the world worries about recession, European crises, and spending addictions, the Sextant Funds have performed relatively well. For the semi-annual period ended May 31, 2012, Sextant Growth did the best, returning 7.39%, Sextant Bond Income gained 4.57%, Sextant Core Fund was up 2.71%, and stable Sextant Short-Term Bond returned 0.40%. Only Sextant International declined, returning -3.96%. During the same period, the S&P 500 provided a total return of 6.23% while the MSCI EAFE Index returned -4.39%.

Sextant Funds stress low operating expenses and employ a “fulcrum” advisory fee structure that rewards or penalizes Saturna Capital for investment results. This “profit sharing” structure appeals to many informed investors.

Global interest rates remain abnormally low, as central banks seek to counter political deadlock by printing money. Investors, seeking income, have been running from long-term equities into bonds. Responding to the need for current income, the Sextant Global High Income Fund commenced operations on March 30, 2012.

Assets in each of the Sextant Funds increased in the past six months, and now total $215 million. The combination of spreading fixed expenses over higher assets and the effects of Sextant's performance fee structure (based on one-year results relative to Morningstar categories) means that the Funds' annualized expense ratios during the period ranged from 0.32% to 1.36% (see page 45).

Long-term Results

As long-term investors, we stress the importance of measuring performance over multiple years. This reveals how a fund performs during both good times and bad. The Performance Summary tables (for the calendar year period June 30, 2012, on page 2, and for May 31, 2012, on the page 4) provide comparative returns and Morningstar category rankings so you may review Fund performance for periods of up to ten years.

Going Forward

Slowing economies are forcing governments everywhere to attempt spending cuts. Economic growth has flatlined as worried consumers also hold back on spending. Although core inflation is non-existent, we fear that it must eventually return. Interest rates are low, but shy lenders mean any monetary stimulus can only be meager — making fiscal restraint the only avenue to recovery.

This creates a mixed climate for the world's equity markets. We will continue to invest in innovative companies with strong business advantages and balance sheets sturdy enough to navigate these trying times. We aim to avoid companies dependent on government spending and the regions and countries that will be hurt the most in the new austerity. Turbulent times also create opportunity, and we seek entrepreneurial companies that can grow profits. Indeed, equity investors are optimistic that better-than-expected earnings at companies from Apple to UPS mean they will be rewarded.

We expect a long, slow transition to higher interest rates. Bondholders are being rewarded with real returns. Low interest rates today reflect high confidence — not just among Americans but among investors around the world — that approaching economic storms will be survived.

Going forward, the Sextant Funds continue to offer investors a broad mix of investment vehicles: growth equities, international exposure, and a blended portfolio, plus global high income, short-term and long-term fixed income options. This array of portfolios serves our investors in both bull and bear markets by continuing to provide steady, long-term growth with a focus on preservation of capital. Please review the following pages for more in-depth information about each Fund.

Respectfully,

(graphic omitted)
Nicholas Kaiser, President
(Manager — Sextant Growth, Sextant International)

(graphic omitted)
Phelps McIlvaine, Vice President
(Manager — Sextant Short-Term Bond, Sextant Bond Income)

(graphic omitted)
Peter Nielsen, Senior Analyst
(Manager — Sextant Core)

(graphic omitted)
Bryce Fegley, Investment Analyst
(Manager — Sextant Global High Income)

(graphic omitted)
John Scott, Investment Analyst
(Manager — Sextant Global High Income)

July 10, 2012

May 31, 2012 Semi-Annual Report	3

Performance Summary as of May 31, 2012:

Comparative returns and percentile Morningstar™ category rankings (1 is best)†

Average Annual Returns vs. Category Average Returns	10 Years	5 Years	3 Years	1 Year	Expense Ratio¹
Sextant Short-Term Bond vs. Short-Term Bond Category
Fund Return	3.37%	3.63%	2.75%	1.05%	1.33%
Morningstar Category	3.38%	3.50%	4.29%	1.68%	N/A
% Rank (category size)	50 (188)	46 (324)	78 (351)	73 (403)	N/A

Sextant Bond Income vs. Intermediate-Term Bond Category
Fund Return	5.49%	6.50%	8.71%	8.79%	1.26%
Morningstar Category	5.29%	6.04%	8.66%	5.64%	N/A
% Rank (category size)	43 (599)	44 (868)	46 (1006)	4 (1182)	N/A

Sextant Core² vs. Moderate Allocation Category
Fund Return	N/A	2.01%	8.94%	-1.83%	1.14%
Morningstar Category	4.49%	0.68%	10.53%	-2.86%	N/A
% Rank (category size)	N/A	18 (675)	82 (767)	38 (878)	N/A

Sextant Growth vs. Large Growth Category
Fund Return	5.72%	-0.20%	11.70%	-1.60%	0.84%
Morningstar Category	4.03%	0.25%	13.95%	-3.18%	N/A
% Rank (category size)	13 (854)	57 (1311)	77 (1520)	39 (1699)	N/A

Sextant International vs. Foreign Large Blend Category
Fund Return	7.42%	-1.62%	4.58%	-13.20%	0.88%
Morningstar Category	3.70%	-6.64%	3.96%	-19.79%	N/A
% Rank (category size)	4 (323)	1 (578)	38 (734)	4 (813)	N/A

Performance data quoted above represents past performance and is no guarantee of future results. Results are shown for 12 months ending May 31, 2012 (“1 Year” column above) because the Sextant Funds' performance fees are based on the same period. Results are shown for other fiscal periods by regulation.

¹ By regulation, expense ratios shown in this table are as of the Funds' most recent prospectus which is dated March 30, 2012, and incorporate results for the fiscal year ended November 30, 2011. Ratios presented in this table differ from the expense ratios shown elsewhere in this report as they represent different periods.

² Sextant Core began operations on March 30, 2007.

The Sextant Global High Income Fund began operations March 30, 2012 and does not yet have annualized returns to report. The Sextant Global High Income Fund is not yet rated or ranked by Morningstar.

† Morningstar 05/31/2012. Morningstar, Inc. is an independent fund performance monitor. Rankings and category returns are determined monthly from total returns by Morningstar, by category as determined by Morningstar. Morningstar calculates total return by taking the change in a fund's NAV, assuming the reinvestment of all income and capital gains distributions (on the actual reinvestment date used by the fund) during the period, and then dividing by the initial NAV. Unless marked as load-adjusted total returns, Morningstar does not adjust total return for sales charges or for redemption fees. (Morningstar Return™, Morningstar Risk-Adjusted Ratings™, and the load-adjusted returns do incorporate those fees.) Total returns account for management, administrative, 12b-1 fees, and other costs automatically deducted from fund assets.

% Rank in Category: This is the fund's total-return percentile rank for the specified time period relative to all funds that have the same Morningstar category. The highest (or most favorable) percentile rank is 1 and the lowest (or least favorable) percentile rank is 100. The top-performing fund in a category will always receive a rank of 1. Percentile ranks within categories are most useful in those categories that have a large number of funds.

Sextant Short-Term Bond was 296th of 403 Short-Term Bond funds in the last year, 274th of 351 funds in the last 3 years, 151st of 324 funds in the last 5 years, and 95th of 188 funds in the last 10 years. Sextant Bond Income was 39th of 1182 Intermediate-Term Bond funds in the last year, 464th of 1006 funds in the last 3 years, 381st of 868 funds in the last 5 years, and 258th of 599 funds in the last 10 years. Sextant Core was 336th of 878 Moderate Allocation funds in the last year, 633rd of 767 funds in the last 3 years, and 120th of 675 funds in the last 5 years. Sextant Growth was 666th of 1699 Large Growth funds in the last year, 1172nd of 1520 funds in the last 3 years, 743rd of 1311 funds in the last 5 years, and 111th of 854 funds in the last 10 years. Sextant International was 27th of 813 Foreign Large Blend funds in the last year, 275th of 734 funds in the last 3 years, 4th of 578 funds in the last 5 years, and 12th of 323 funds in the last 10 years.

4	May 31, 2012 Semi-Annual Report

Sextant Short-Term Bond Fund

Performance Summary

Average Annual Returns as of May 31, 2012
	10 Years	5 Years	1 Year	Expense Ratio¹
Sextant Short-Term Bond Fund	3.37%	3.63%	1.05%	1.33%
Citigroup Gov./Corp. Inv. Grade Index 1-3 Years	3.51%	3.73%	1.09%	N/A

Growth of $10,000

Comparison of any mutual fund to a market index must be made bearing in mind that the index is unmanaged, and expense-free. Conversely, the fund will (1) be actively managed; (2) have an objective other than mirroring the index, such as limiting risk; (3) bear transaction and other costs; (4) stand ready to buy and sell its securities to shareowners on a daily basis; and (5) provide a wide range of services. The graph compares $10,000 invested in the Fund on May 31, 2002, to an identical amount invested in the Citigroup Gov.Corp. Investment Grade Bond Index, a broad-based bond market index. The graph shows that an investment in the Fund would have risen to $13,931 versus $14,124 in the index.
Past performance does not guarantee future results. The “Growth of $10,000” graph and “Average Annual Returns” performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares.

¹ By regulation, the expense ratio shown in this table is as of the Fund's most recent prospectus which is dated March 30, 2012, and incorporates results for the fiscal year ended November 30, 2011. The ratio presented in this table differs from expense ratios shown elsewhere in this report as they represent different periods.

Fund Objective

The objectives of the Short-Term Bond Fund are capital preservation and current income.

Industry Allocation	Top Ten Holdings
	% of Fund Assets
Industry weightings are shown as a percentage of net assets.	U.S. Treasury Note 1.50% due 12/31/2013	5.4%
	Abbott Laboratories 5.60% due 11/30/2017	4.4%
	Oracle 3.75% due 07/08/2014	4.1%
	Blackrock 3.50% due 12/10/2014	4.1%
	Deutsche Telecom Int. Fin. 5.25% due 07/22/2013	4.0%
	Sara Lee 2.75% due 09/15/2015	3.8%
	Simon Property Group 5.10% due 06/15/2015	3.7%
	Canada Government 2.375% due 09/10/2014	3.7%
	Ontario Prov. Canada 4.10% due 06/16/2014	3.6%
	American Express Bank Med. Term CD 4.75% due 12/24/2013	3.6%

May 31, 2012 Semi-Annual Report	5

Sextant Short-Term Bond Fund

Schedule of Investments
Issuer	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

Certificate of Deposit — 3.6%
Finance
American Express Bank Med. Term CD	4.75% due 12/24/2013	$220,000	$233,214	3.6%

Corporate Bonds — 64.0%
Chemicals
Clorox	5.00% due 01/15/2015	200,000	218,929	3.3%

Computers
IBM	5.05% due 10/22/2012	135,000	137,544	2.1%
Oracle	3.75% due 07/08/2014	250,000	266,365	4.1%
		385,000	403,909	6.2%

Diversified Operations
General Electric Capital	5.25% due 10/19/2012	100,000	101,781	1.5%

Energy
Encana	4.75% due 10/15/2013	100,000	104,630	1.6%
Kinder Morgan Energy Partners	5.00% due 12/15/2013	100,000	105,226	1.6%
Noble	5.875% due 06/01/2013	190,000	198,213	3.0%
		390,000	408,069	6.2%

Finance
Blackrock	3.50% due 12/10/2014	250,000	265,118	4.1%
PNC Funding	5.40% due 06/10/2014	200,000	217,141	3.3%
Protective Life Secured Trust	5.00% due 05/15/2013	200,000	205,551	3.1%
		650,000	687,810	10.5%

Food & Food Products
Coca Cola Hellenic	5.125% due 09/17/2013	100,000	104,306	1.6%
Sara Lee	2.75% due 09/15/2015	245,000	251,497	3.8%
		345,000	355,803	5.4%

Machinery
Stanley Works	4.90% due 11/01/2012	180,000	182,589	2.8%

Medical
Abbott Laboratories	5.60% due 11/30/2017	240,000	291,636	4.4%
Express Scripts	6.25% due 06/15/2014	100,000	109,460	1.7%
		340,000	401,096	6.1%

Metal Ores
Rio Tinto Finance	8.95% due 05/01/2014	150,000	171,815	2.6%
Xstrata Canada	7.35% due 06/05/2012	200,000	200,000	3.1%
		350,000	371,815	5.7%

Real Estate
Simon Property Group	5.10% due 06/15/2015	220,000	240,951	3.7%

Continued on next page.

6	May 31, 2012 Semi-Annual Report	The accompanying notes are an integral part of these financial statements.

Sextant Short-Term Bond Fund

Schedule of Investments
Issuer	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

Corporate Bonds — 64.0%
Telecommunications
Deutsche Telecom Int. Fin.	5.25% due 07/22/2013	$250,000	$261,720	4.0%
Verizon New England	4.75% due 10/01/2013	129,000	135,134	2.0%
		379,000	396,854	6.0%

Transportation
SeaRiver Maritime	0.00% due 09/01/2012	202,000	201,197	3.1%

Utilities
Telefonica Emisiones	3.992% due 02/16/2016	250,000	230,669	3.5%

Total corporate bonds		3,991,000	4,201,472	64.0%

Foreign Government Bonds — 7.3%
Canadian Government
Canada Government	2.375% due 09/10/2014	230,000	240,325	3.7%
Ontario Prov. Canada	4.10% due 06/16/2014	220,000	234,978	3.6%
		450,000	475,303	7.3%

Municipal Bonds — 12.6%
General Obligation
Commerce Charter TWP Michigan	5.50% due 12/01/2013	125,000	132,239	2.0%
Manhattan KS	3.276% due 12/01/2013	180,000	185,227	2.8%
Passaic NJ Taxable Pension GO	5.00% due 02/01/2013	100,000	100,250	1.5%
Southwestern MI Comm. College	4.875% due 05/01/2015	125,000	136,129	2.1%
		530,000	553,845	8.4%

Revenue
Dawson Springs KY ISD Bldg.1	3.60% due 08/01/2013	95,000	97,849	1.5%
Rhode Island Econ. Dev.	4.52% due 05/15/2013	175,000	180,037	2.7%
		270,000	277,886	4.2%

Total municipal bonds		800,000	831,731	12.6%

U.S. Government Bonds — 5.4%
Treasury Notes
U.S. Treasury Note	1.50% due 12/31/2013	350,000	356,808	5.4%

Total investments	(cost = $6,016,701)	$5,811,000	6,098,528	92.9%
Other assets (net of liabilities)			466,659	7.1%
Total net assets			$6,565,187	100.0%
¹ See “Odd Lots” on page 41

The accompanying notes are an integral part of these financial statements.	May 31, 2012 Semi-Annual Report	7

Sextant Short-Term Bond Fund

Statement of Assets and Liabilities
As of May 31, 2012

Assets
Investments in securities, at value (Cost $6,016,701)	$6,098,528
Cash	388,182
Interest receivable	77,415
Prepaid expenses	3,549
Total assets		6,567,674
Liabilities
Payable to affiliates	2,034
Accrued distribution fee	403
Distributions payable	50
Total liabilities		2,487
Net Assets		$6,565,187

Analysis of net assets
Paid-in capital (unlimited shares authorized, without par value)	$6,488,271
Undistributed net investment income	1,381
Accumulated net realized loss	(6,292)
Unrealized net appreciation on investments	81,827
Net assets applicable to Fund shares outstanding		$6,565,187

Fund shares outstanding		1,291,461

Net asset value, offering, and redemption price per share		$5.08

Statement of Operations
Period ended May 31, 2012

Investment income
Interest income	$74,170
Gross investment income		74,170
Expenses
Investment adviser fees	18,989
Distribution fees	7,912
Filing and registration fees	7,622
Audit fees	2,500
Retirement plan custodial fees	1,884
Printing and postage	888
Trustee fees	660
Chief Compliance Officer expenses	644
Legal fees	160
Other expenses	147
Custodian fees	143
Total gross expenses	41,549
Less adviser fees waived	(17,529)
Less custodian fee credits	(143)
Net expenses		23,877
Net investment income		$50,293

Net realized gain from investments		$6,935
Net decrease in unrealized appreciation on investments		(28,900)
Net loss on investments		$(21,965)

Net increase in net assets resulting from operations		$28,328

Bond Quality Diversification

Based on net assets as of May 31, 2012. Source: Moody's Investors Services.

8	May 31, 2012 Semi-Annual Report	The accompanying notes are an integral part of these financial statements.

Sextant Short-Term Bond Fund

Statements of Changes in Net Assets	Period ended May 31, 2012	Year ended Nov. 30, 2011
Increase (decrease) in net assets from operations
From operations
Net investment income	$50,293	$103,732
Net realized gain on investments	6,935	11,001
Net decrease in unrealized appreciation	(28,900)	(25,583)
Net increase in net assets	28,328	89,150
Distributions to shareholders from
Net investment income	(50,293)	(103,724)
Capital share transactions
Proceeds from sales of shares	933,196	2,045,149
Value of shares issued in reinvestment of dividends	49,792	102,228
Early redemption fees retained	2	41
Cost of shares redeemed	(482,249)	(1,182,063)
Net increase in net assets	500,741	965,355
Total increase in net assets	478,776	950,781

Net assets
Beginning of period	6,086,411	5,135,630
End of period	6,565,187	6,086,411

Undistributed net investment income	$1,381	$1,381

Shares of the Fund sold and redeemed
Number of shares sold	182,901	401,308
Number of shares issued in reinvestment of dividends	9,764	20,041
Number of shares redeemed	(94,532)	(231,990)
Net increase in number of shares outstanding	98,133	189,359

Financial Highlights	Period ended	For year ended November 30,
Selected data per share of outstanding capital stock throughout each period:	May 31, 2012	2011	2010	2009	2008	2007
Net asset value at beginning of period	$5.10	$5.12	$5.10	$4.84	$4.99	$4.90
Income from investment operations
Net investment income	0.04	0.09	0.12	0.16	0.18	0.17
Net gain (loss) on securities (both realized and unrealized)	(0.02)	(0.02)	0.02	0.26	(0.15)	0.09
Total from investment operations	0.02	0.07	0.14	0.42	0.03	0.26
Less distributions
Dividends (from net investment income)	(0.04)	(0.09)	(0.12)	(0.16)	(0.18)	(0.17)
Total distributions	(0.04)	(0.09)	(0.12)	(0.16)	(0.18)	(0.17)
Paid-in capital from early redemption fees	0.00¹	0.00¹	0.00¹	0.00¹	0.00¹	0.00¹

Net asset value at end of period	$5.08	$5.10	$5.12	$5.10	$4.84	$4.99

Total return	0.40%	1.42%	2.87%	8.87%	0.66%	5.51%

Ratios / supplemental data
Net assets ($000), end of period	$6,565	$6,086	$5,136	$4,070	$3,024	$2,995
Ratio of expenses to average net assets
Before fee waivers and custodian fee credits	0.66%	1.33%	1.34%	1.49%	1.60%	1.58%
After fee waivers	0.38%	0.75%	0.76%	0.76%	0.77%	0.82%
After fee waivers and custodian fee credits	0.38%	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income after fee waivers and custodian fee credits to average net assets	0.80%	1.79%	2.42%	3.26%	3.70%	3.54%
Portfolio turnover rate	8%	14%	27%	28%	22%	28%
¹Amount is less than $0.01

The accompanying notes are an integral part of these financial statements.	May 31, 2012 Semi-Annual Report	9

Sextant Bond Income Fund

Performance Summary

Average Annual Returns as of May 31, 2012
	10 Years	5 Years	1 Year	Expense Ratio¹
Sextant Bond Income Fund	5.49%	6.50%	8.79%	1.26%
Citigroup Broad Investment Grade Bond Index	5.83%	6.89%	7.16%	N/A

Growth of $10,000

Comparison of any mutual fund to a market index must be made bearing in mind that the index is unmanaged, and expense-free. Conversely, the fund will (1) be actively managed; (2) have an objective other than mirroring the index, such as limiting risk; (3) bear transaction and other costs; (4) stand ready to buy and sell its securities to shareowners on a daily basis; and (5) provide a wide range of services. The graph compares $10,000 invested in the Fund on May 31, 2002, to an identical amount invested in the Citigroup Broad Investment Grade Bond Index, a broad-based bond market index. The graph shows that an investment in the Fund would have risen to $17,070 versus $17,631 in the index.
Past performance does not guarantee future results. The “Growth of $10,000” graph and “Average Annual Returns” performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares.

¹ By regulation, the expense ratio shown in this table is as of the Fund's most recent prospectus which is dated March 30, 2012, and incorporates results for the fiscal year ended November 30, 2011. The ratio presented in this table differs from expense ratios shown elsewhere in this report as they represent different periods.

Fund Objective

The objective of the Bond Income Fund is current income.

Industry Allocation	Top Ten Holdings
	% of Fund Assets
Industry weightings are shown as a percentage of net assets.	American Municipal Power Ohio Rev. 7.20% due 02/15/2029	4.4%
	Merck & Co. (Schering) 6.50% due 12/01/2033	4.1%
	Canadian Natural Resources 6.45% due 06/30/2033	3.8%
	Boeing 6.125% due 02/15/2033	3.8%
	Johnson Co. KS Bldg. Ls./Pr. REV. BAB 4.60% due 09/01/2026	3.6%
	Teva Pharmaceutical 3.65% due 11/10/2021	3.5%
	Springville UT GO BAB 5.30% due 05/01/2031	3.5%
	Bank of Nova Scotia Yankee 3.00% due 11/16/2026	3.4%
	CVS Caremark 6.25% due 06/01/2027	3.4%
	Quebec Canada Yankee 7.125% due 02/09/2024	3.3%

10	May 31, 2012 Semi-Annual Report

Sextant Bond Income Fund

Schedule of Investments
Issuer	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

Corporate Bonds — 56.5%
Aerospace
Boeing	6.125% due 02/15/2033	$215,000	$286,653	3.8%

Automotive
AutoZone	5.50% due 11/15/2015	95,000	107,125	1.4%

Banking
Bank of Nova Scotia Yankee	3.00% due 11/16/2026	250,000	250,925	3.4%

Building
Masco	7.125% due 08/15/2013	60,000	63,245	0.9%

Chemicals
Air Products & Chemicals	8.75% due 04/15/2021	50,000	72,271	1.0%

Electronics
Philips Electronics	7.25% due 08/15/2013	75,000	80,535	1.1%

Energy
Baker Hughes	6.875% due 01/15/2029	100,000	135,421	1.8%
Canadian Natural Resources	6.45% due 06/30/2033	225,000	287,301	3.8%
ConocoPhillips	6.00% due 01/15/2020	150,000	190,705	2.6%
StatoilHydro	2.90% due 10/15/2014	200,000	210,207	2.8%
		675,000	823,634	11.0%

Finance
Morgan Stanley Dean Witter	6.75% due 10/15/2013	50,000	52,952	0.7%
Paine Webber Group	7.625% due 02/15/2014	50,000	53,322	0.7%
UBS AG Stanford	7.75% due 09/01/2026	200,000	225,355	3.0%
		300,000	331,629	4.4%

Insurance
Allstate	7.50% due 06/15/2013	50,000	53,281	0.7%
Progressive	7.00% due 10/01/2013	75,000	80,743	1.1%
St. Pauls Travelers Insurance	5.50% due 12/01/2015	125,000	141,337	1.9%
		250,000	275,361	3.7%

Machinery
Deere & Co.	8.10% due 05/15/2030	95,000	142,669	1.9%

Medical
Merck & Co. (Schering)	6.50% due 12/01/2033	215,000	307,453	4.1%
Pharmacia	6.50% due 12/01/2018	100,000	127,467	1.7%
Teva Pharmaceutical	3.65% due 11/10/2021	250,000	262,000	3.5%
		565,000	696,920	9.3%

Metal Ores
BHP Finance U.S.A.	5.25% due 12/15/2015	125,000	142,570	1.9%

Continued on next page.

The accompanying notes are an integral part of these financial statements.	May 31, 2012 Semi-Annual Report	11

Sextant Bond Income Fund

Schedule of Investments
Issuer	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

Corporate Bonds — 56.5%
Retail
CVS Caremark	6.25% due 06/01/2027	$200,000	$250,105	3.4%
Wal-Mart Stores	7.25% due 06/01/2013	45,000	47,957	0.6%
		245,000	298,062	4.0%

Transportation
SeaRiver Maritime	0.00% due 09/01/2012	225,000	224,105	3.0%

Utilities
Commonwealth Edison	7.50% due 07/01/2013	50,000	53,504	0.7%
Entergy Louisiana	5.40% due 11/01/2024	200,000	241,785	3.2%
Florida Power & Light	5.95% due 10/01/2033	100,000	130,921	1.8%
		350,000	426,210	5.7%

Total corporate bonds		3,575,000	4,221,914	56.5%

Foreign Government Bonds — 3.3%
Canadian Government
Quebec Canada Yankee	7.125% due 02/09/2024	175,000	249,051	3.3%

Municipal Bonds — 32.2%
General Obligation
City of Burlington Taxable GO 2009 Series B	5.75% due 11/01/2028	160,000	177,714	2.4%
Dell Rapids SCD 49-3	6.257% due 01/15/2030	200,000	223,728	3.0%
Dupage Co. Il CCD #502	5.50% due 01/01/2026	150,000	168,260	2.3%
Idaho Hsg. & Fin. GARVEE BAB A-2	5.379% due 07/15/2020	180,000	211,149	2.8%
Milan Co. MI Area Schools	6.45% due 05/01/2024	150,000	170,373	2.3%
San Marcos Texas ULTD GO BAB	6.028% due 8/15/2030	200,000	227,290	3.0%
Springville UT GO BAB	5.30% due 05/01/2031	240,000	260,887	3.5%
		1,280,000	1,439,401	19.3%

Revenue
American Municipal Power Ohio Rev.	7.20% due 02/15/2029	250,000	326,280	4.4%
Graves Co. KY SCD Bldg. Lease Rev.	5.95% due 06/01/2024	150,000	167,918	2.2%
Johnson Co. KS Bldg. Ls./Pr. Rev. BAB	4.60% due 09/01/2026	250,000	270,390	3.6%
Oklahoma City Fin. Auth. Ed. Lease Rev.	6.60% due 09/01/2022	160,000	200,008	2.7%
		810,000	964,596	12.9%

Total municipal bonds		2,090,000	2,403,997	32.2%

Total investments	(Cost = $6,262,956)	$5,840,000	6,874,962	92.0%
Other assets (net of liabilities)			600,286	8.0%
Total net assets			$7,475,248	100.0%

12	May 31, 2012 Semi-Annual Report	The accompanying notes are an integral part of these financial statements.

Sextant Bond Income Fund

Statement of Assets and Liabilities
As of May 31, 2012

Assets
Investments in securities, at value (Cost $6,262,956)	$6,874,962
Cash	505,731
Interest receivable	94,732
Prepaid expenses	2,817
Insurance reserve premium	401
Total assets		7,478,643
Liabilities
Payable to affilliates	2,089
Payable for Fund shares redeemed	600
Accrued distribution fee	456
Distributions payable	250
Total liabilities		3,395
Net assets		$7,475,248

Analysis of net assets
Paid-in capital (unlimited shares authorized, without par value)	$6,901,893
Undistributed net investment income	8
Accumulated net realized loss	(38,659)
Unrealized net appreciation on investments	612,006
Net assets applicable to Fund shares outstanding		$7,475,248

Fund shares outstanding		1,400,047

Net asset value, offering, and redemption price per share		$5.34

Statement of Operations
Period ended May 31, 2012

Investment income
Interest income	$147,251
Gross investment income		147,251
Expenses
Investment adviser fees	27,161
Distribution fees	8,831
Filing and registration fees	8,032
Audit fees	2,245
Retirement plan custodial fees	970
Printing and postage	871
Chief Compliance Officer expenses	645
Trustee fees	629
Other expenses	427
Custodian fees	156
Total gross expenses	49,967
Less adviser fees waived	(17,863)
Less custodian fee credits	(156)
Net expenses		31,948
Net investment income		$115,303

Net realized gain on securities sold		$1,393
Net increase in unrealized appreciation on investments		200,973
Net gain on investments		$202,366

Net increase in net assets resulting from operations		$317,669

Bond Quality Diversification

Based on net assets as of May 31, 2012. Source: Moody's Investors Services.

The accompanying notes are an integral part of these financial statements.	May 31, 2012 Semi-Annual Report	13

Sextant Bond Income Fund

Statements of Changes in Net Assets	Period ended May 31, 2012	Year ended Nov. 30, 2011
Increase (decrease) in net assets from operations
From operations
Net investment income	$115,303	$200,540
Net realized gain on investments	1,393	27,579
Net increase in unrealized appreciation	200,973	156,904
Net increase in net assets	317,669	385,023
Distributions to shareholders from
Net investment income	(115,303)	(200,532)
Capital share transactions
Proceeds from sales of shares	630,250	1,932,882
Value of shares issued in reinvestment of dividends	113,824	196,118
Early redemption fees retained	412	293
Cost of shares redeemed	(258,049)	(945,687)
Net increase in net assets	486,437	1,183,606
Total increase in net assets	688,803	1,368,097

Net assets
Beginning of period	6,786,445	5,418,348
End of period	7,475,248	6,786,445

Undistributed net investment income	$8	$8

Shares of the Fund sold and redeemed
Number of shares sold	120,397	376,910
Number of shares issued in reinvestment of dividends	21,600	38,887
Number of shares redeemed	(49,282)	(186,715)
Net increase in number of shares outstanding	92,715	229,082

Financial Highlights	Period ended	For year ended November 30,
Selected data per share of outstanding capital stock throughout each period:	May 31, 2012	2011	2010	2009	2008	2007
Net asset value at beginning of period	$5.19	$5.03	$4.96	$4.46	$4.91	$4.92
Income from investment operations
Net investment income	0.09	0.18	0.19	0.21	0.22	0.22
Net gain (loss) on securities (both realized and unrealized)	0.15	0.16	0.07	0.50	(0.45)	(0.01)
Total from investment operations	0.24	0.34	0.26	0.71	(0.23)	0.21
Less distributions
Dividends (from net investment income)	(0.09)	(0.18)	(0.19)	(0.21)	(0.22)	(0.22)
Total distributions	(0.09)	(0.18)	(0.19)	(0.21)	(0.22)	(0.22)
Paid-in capital from early redemption fees	-	0.00¹	0.00¹	-	0.00¹	0.00¹

Net asset value at end of period	$5.34	$5.19	$5.03	$4.96	$4.46	$4.91

Total return	4.57%	6.95%	5.43%	16.33%	(4.80)%	4.53%

Ratios / supplemental data
Net assets ($000), end of period	$7,475	$6,786	$5,418	$3,951	$3,306	$3,412
Ratio of expenses to average net assets
Before fee waivers and custodian fee credits	0.71%	1.26%	1.24%	1.70%	1.45%	1.38%
After fee waivers	0.45%	0.91%	0.91%	0.90%	0.91%	0.94%
After fee waivers and custodian fee credits	0.45%	0.90%	0.90%	0.89%	0.91%	0.90%
Ratio of net investment income after fee waivers and custodian fee credits to average net assets	1.63%	3.56%	3.89%	4.46%	4.68%	4.64%
Portfolio turnover rate	2%	14%	10%	38%	9%	22%
¹Amount is less than $0.01

14	May 31, 2012 Semi-Annual Report	The accompanying notes are an integral part of these financial statements.

Sextant Core Fund

Performance Summary

Average Annual Returns as of May 31, 2012
	10 Years	5 Years	1 Year	Expense Ratio¹
Sextant Core Fund	N/A	2.01%	-1.83%	1.14%
Dow Jones Moderate U.S. Portfolio Index	6.49%	2.01%	-2.72%	N/A

Growth of $10,000

Comparison of any mutual fund to a market index must be made bearing in mind that the index is unmanaged, and expense-free. Conversely, the fund will (1) be actively managed; (2) have an objective other than mirroring the index, such as limiting risk; (3) bear transaction and other costs; (4) stand ready to buy and sell its securities to shareowners on a daily basis; and (5) provide a wide range of services. The graph compares $10,000 invested in the Fund on March 30, 2007 (the Fund's inception), to an identical amount invested in the Dow Jones Moderate U.S. Portfolio Index, a broad-based index of stock and bond prices. The graph shows that an investment in the Fund would have risen to $11,521 versus $11,499 in the index.

Past performance does not guarantee future results. The “Growth of $10,000” graph and “Average Annual Returns” performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares.

¹ By regulation, the expense ratio shown in this table is as of the Fund's most recent prospectus which is dated March 30, 2012, and incorporates results for the fiscal year ended November 30, 2011. The ratio presented in this table differs from expense ratios shown elsewhere in this report as they represent different periods.

Fund Objective

The objectives of the Core Fund are long-term appreciation and capital preservation.

Industry Allocation	Top Ten Holdings
	% of Fund Assets
Industry weightings are shown as a percentage of net assets.	Telecom Italia Capital 4.95% due 09/30/2014	2.2%
	Apple	2.2%
	Tyco International 8.50% due 01/15/2019	2.0%
	Wilmington Trust 8.50% due 04/02/2018	1.9%
	Emerson Electric 5.375% due 10/15/2017	1.8%
	EI du Pont de Nemours 5.25% due 12/15/2016	1.8%
	Oracle 5.25% due 01/15/2016	1.8%
	Home Depot 5.40% due 03/01/2016	1.7%
	Branch Banking & Trust 5.625% due 09/15/2016	1.7%
	Skagit SD#1 4.613% due 12/01/2022	1.7%

May 31, 2012 Semi-Annual Report	15

Sextant Core Fund

Schedule of Investments
Common Stocks — 46.6%	Symbol	Number of Shares	Cost	Market Value	Country¹	Percentage of Assets
Automotive
Autoliv	ALV	1,000	$66,376	$57,810		0.9%

Banking
PNC Bank	PNC	800	55,049	49,136		0.7%
Toronto-Dominion Bank	TD	750	51,382	57,278	Canada	0.9%
			106,431	106,414		1.6%

Building
CRH ADS	CRH	600	26,439	10,272	Ireland	0.1%
Lowe's	LOW	1,400	39,433	37,408		0.6%
			65,872	47,680		0.7%

Chemicals
BASF ADS	BASFY	400	22,550	27,939	Germany	0.5%
Praxair	PX	700	44,349	74,368		1.1%
RPM International	RPM	1,000	23,110	26,360		0.4%
			90,009	128,667		2.0%

Computers
Apple²	AAPL	250	28,478	144,433		2.2%
Hewlett-Packard	HPQ	1,200	46,561	27,216		0.4%
Intel	INTC	3,000	60,480	77,520		1.2%
Taiwan Semiconductor ADS	TSM	4,534	39,575	62,252	Taiwan	0.9%
			175,094	311,421		4.7%

Cosmetics & Toiletries
Procter & Gamble	PG	900	58,842	56,061		0.9%

Diversified Operations
3M	MMM	600	50,092	50,646		0.8%
Honeywell International	HON	850	42,855	47,311		0.7%
			92,947	97,957		1.5%

Energy
Cenovus	CVE	1,000	28,598	31,430	Canada	0.5%
ConocoPhillips	COP	1,250	60,875	65,200		1.0%
Devon Energy	DVN	1,200	81,888	71,424		1.1%
Statoil ADS	STO	2,003	49,259	45,468	Norway	0.7%
Total ADR	TOT	1,100	60,836	47,377	France	0.7%
Williams Companies	WMB	3,000	39,537	91,590		1.4%
WPX Energy²	WPX	1,000	8,792	14,670		0.2%
			329,785	367,159		5.6%

Food Production
Companhia de Bebidas ADR	ABV	2,000	60,360	76,700	Brazil	1.2%
General Mills	GIS	2,000	57,763	76,560		1.2%
H.J. Heinz	HNZ	1,500	57,732	79,620		1.2%
PepsiCo	PEP	1,000	66,423	67,850		1.0%

Continued on next page.

16	May 31, 2012 Semi-Annual Report	The accompanying notes are an integral part of these financial statements.

Sextant Core Fund

Schedule of Investments
Common Stocks — 46.6%	Symbol	Number of Shares	Cost	Market Value	Country¹	Percentage of Assets
Food Production (continued)
Unilever ADS	UL	1,850	$58,335	$58,423	United Kingdom	0.9%
			300,613	359,153		5.5%

Instruments — Control
Parker Hannifin	PH	500	29,672	40,870		0.6%

Insurance
Chubb	CB	750	39,270	54,053		0.8%

Medical
Abbott Laboratories	ABT	300	16,890	18,537		0.3%
Eli Lilly	LLY	1,000	54,703	40,950		0.6%
Express Scripts²	ESRX	1,200	37,116	62,628		1.0%
GlaxoSmithKline ADR	GSK	500	26,859	22,055	United Kingdom	0.3%
Humana	HUM	1,000	37,627	76,390		1.2%
Johnson & Johnson	JNJ	900	54,761	56,187		0.9%
Novartis ADR	NVS	950	44,016	49,428	Switzerland	0.7%
Novo Nordisk ADS	NVO	400	18,098	53,516	Denmark	0.8%
Sanofi-Aventis ADR	SNY	1,037	31,427	35,289		0.5%
UnitedHealth Group	UNH	2,000	83,055	111,540		1.7%
			404,552	526,520		8.0%

Metal Ores
Anglo American ADR	AAUKY	1,119	33,771	16,986	South Africa	0.3%
Barrick Gold	ABX	1,000	49,000	39,060	Canada	0.6%
BHP Billiton ADS	BHP	650	31,866	39,994	Australia	0.6%
Freeport-McMoRan Copper & Gold	FCX	1,000	42,343	32,040	Indonesia³	0.5%
			156,980	128,080		2.0%

Paper & Paper Products
Kimberly-Clark	KMB	925	61,586	73,399		1.1%

Publishing
Pearson ADS	PSO	3,100	46,698	54,901	United Kingdom	0.8%

Shoes & Related Apparel
Nike	NKE	900	51,646	97,362		1.5%

Steel
Nucor	NUE	800	48,085	28,608		0.4%

Telecommunications
AT&T	T	2,600	78,553	88,842		1.3%
China Mobile ADS	CHL	500	23,058	25,365	China	0.4%
Harris	HRS	800	37,077	31,824		0.5%
Telefonica ADR	TEF	2,463	59,584	27,265	Spain	0.4%
			198,272	173,296		2.6%

Continued on next page.

The accompanying notes are an integral part of these financial statements.	May 31, 2012 Semi-Annual Report	17

Sextant Core Fund

Schedule of Investments
Common Stocks — 46.6%	Symbol	Number of Shares	Cost	Market Value	Country¹	Percentage of Assets
Tools
Stanley Black & Decker	SWK	446	$29,654	$29,548		0.5%

Transportation
Canadian National Railway	CNI	800	40,237	65,552	Canada	1.0%
LAN Airlines ADS	LFL	3,500	48,996	87,780	Chile	1.3%
Norfolk Southern	NSC	800	58,051	52,416		0.8%
			147,284	205,748		3.1%

Utilities
E.ON ADR	EONGY	2,500	54,375	45,656	Germany	0.7%
Idacorp	IDA	1,400	48,938	55,006		0.8%
NRG Energy²	NRG	1,200	29,348	18,384		0.3%
			132,661	119,046		1.8%

Total equities			$2,632,329	$3,063,753		46.6%

Issuer	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

Corporate Bonds — 35.1%
Automotive
Cooper US	5.25% due 11/15/2012	$100,000	$102,053	1.5%

Banking
Branch Banking & Trust	5.625% due 09/15/2016	100,000	113,556	1.7%
Key	6.50% due 05/14/2013	100,000	105,008	1.6%
Wilmington Trust	8.50% due 04/02/2018	100,000	121,085	1.9%
		300,000	339,649	5.2%

Building
Home Depot	5.40% due 03/01/2016	100,000	115,230	1.7%

Chemicals
E.I. du Pont de Nemours	5.25% due 12/15/2016	100,000	118,426	1.8%

Computers
Computer Science	6.50% due 03/15/2018	100,000	107,750	1.6%
Oracle	5.25% due 01/15/2016	100,000	115,343	1.8%
		200,000	223,093	3.4%

Diversified Operations
General Electric Capital	5.35% due 04/15/2022	101,000	110,979	1.7%
Tyco International	8.50% due 01/15/2019	100,000	132,191	2.0%
		201,000	243,170	3.7%

Electronics
Emerson Electric	5.375% due 10/15/2017	100,000	119,092	1.8%

Continued on next page.

18	May 31, 2012 Semi-Annual Report	The accompanying notes are an integral part of these financial statements.

Sextant Core Fund

Schedule of Investments
Issuer	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets
Energy
Boardwalk Pipelines	5.50% due 02/01/2017	$100,000	$110,463	1.7%

Finance Services
Countrywide Home Loan	6.73% due 04/17/2013	100,000	100,618	1.5%
NASDAQ OMX Group	5.55% due 01/15/2020	50,000	52,756	0.8%
Western Union	5.93% due 10/01/2016	30,000	34,629	0.5%
		180,000	188,003	2.8%

Insurance
Berkley WR	5.875% due 02/15/2013	100,000	101,809	1.5%
Genworth Financial	5.75% due 06/15/2014	100,000	101,995	1.6%
		200,000	203,804	3.1%

Office Equipment
Staples	7.375% due 10/01/2012	90,000	91,864	1.4%

Retail
Best Buy	3.75% due 03/15/2016	100,000	96,005	1.5%

Telecommunications
Bellsouth	4.75% due 11/15/2012	100,000	101,845	1.6%
Telecom Italia Capital	4.95% due 09/30/2014	150,000	146,250	2.2%
		250,000	248,095	3.8%

Transportation
SeaRiver Maritime	0.00% due 09/01/2012	112,000	111,555	1.7%

Total corporate bonds		2,133,000	2,310,502	35.1%

Municipal Bonds — 3.3%
General Obligation
Lake Washington SD 414, WA BAB	4.906% due 12/01/2027	100,000	106,748	1.6%
Skagit SD#1	4.613% due 12/01/2022	100,000	112,778	1.7%
Total municipal bonds		$200,000	219,526	3.3%

Total investments	(Cost = $5,075,571)		5,593,781	85.0%
Other assets (net of liabilities)			986,980	15.0%
Total net assets			$6,580,761	100.0%
¹ Country of domicile unless otherwise indicated; equities are issued by U.S. domiciled companies where no Country is listed.
² Non-income producing security
³ Denotes country of primary exposure

ADS: American Depositary Share
ADR: American Depositary Receipt

The accompanying notes are an integral part of these financial statements.	May 31, 2012 Semi-Annual Report	19

Sextant Core Fund

Statement of Assets and Liabilities
As of May 31, 2012

Assets
Investments in securities, at value (Cost $5,075,571)	$5,593,781
Cash	945,393
Dividends and interest receivable	43,616
Prepaid expenses	2,728
Total assets		6,585,518
Liabilities
Payable to affiliates	4,352
Accrued distribution fee	405
Total liabilities		4,757
Net assets		$6,580,761

Analysis of net assets
Paid-in capital (unlimited shares authorized, without par value)	$6,332,178
Undistributed net investment income	49,373
Accumulated net realized loss	(319,000)
Unrealized net appreciation on investments	518,210
Net assets applicable to Fund shares outstanding		$6,580,761

Fund shares outstanding		619,257

Net asset value, offering, and redemption price per share		$10.63

Statement of Operations
Period ended May 31, 2012

Investment income
Dividends (net of foreign tax of $3,806)	$48,270
Interest income	41,436
Gross investment income		89,706
Expenses
Investment adviser fees	19,753
Filing and registration fees	8,857
Distribution fees	7,838
Audit fees	2,415
Printing and postage	1,356
Retirement plan custodial fees	810
Trustee fees	704
Chief Compliance Officer expenses	617
Other expenses	299
Legal fees	219
Custodian fees	130
Total gross expenses	42,998
Less custodian fee credits	(130)
Net expenses		42,868
Net investment income		$46,838

Net realized loss from investments and foreign currency		$(95,605)
Net increase in unrealized appreciation on investments foreign currency		188,647
Net gain on investments		$93,042

Net increase in net assets resulting from operations		$139,880

Bond Quality Diversification

Based on net assets as of May 31, 2012. Source: Moody's Investors Services.

20	May 31, 2012 Semi-Annual Report	The accompanying notes are an integral part of these financial statements.

Sextant Core Fund

Statements of Changes in Net Assets	Period ended May 31, 2012	Year ended Nov. 30, 2011
Increase (decrease) in net assets from operations
From operations
Net investment income	$46,838	$87,392
Net realized loss on investments	(95,605)	(73,727)
Net increase in unrealized appreciation	188,647	220,690
Net increase in net assets	139,880	234,355
Distributions to shareholders from
Net investment income	-	(85,118)
Capital share transactions
Proceeds from sales of shares	806,752	771,533
Value of shares issued in reinvestment of dividends	-	85,118
Early redemption fees retained	-	211
Cost of shares redeemed	(168,115)	(431,527)
Net increase in net assets	638,637	425,335
Total increase in net assets	778,517	574,572

Net assets
Beginning of period	5,802,244	5,227,672
End of period	6,580,761	5,802,244

Undistributed net investment income	$49,373	$2,535

Shares of the Fund sold and redeemed
Number of shares sold	74,396	73,071
Number of shares issued in reinvestment of dividends	-	8,224
Number of shares redeemed	(15,542)	(40,421)
Net increase in number of shares outstanding	58,854	40,874

Financial Highlights
Selected data per share of outstanding capital stock throughouteach period:	Period ended	Year ended Nov. 30,				Period ended
	May 31, 2012	2011	2010	2009	2008	Nov. 30, 2007¹
Net asset value at beginning of period	$10.35	$10.06	$9.58	$7.97	$10.67	$10.00
Income from investment operations
Net investment income	0.08	0.15	0.16	0.13	0.19	0.12
Net gain (loss) on securities (both realized and unrealized)	0.20	0.29	0.48	1.61	(2.70)	0.69
Total from investment operations	0.28	0.44	0.64	1.74	(2.51)	0.81
Less distributions
Dividends (from net investment income)	-	(0.15)	(0.16)	(0.13)	(0.19)	(0.12)
Distribution in excess (from net investment income)	-	-	-	-	-	(0.02)
Return of capital	-	-	-	-	0.00²	-
Total distributions	-	(0.15)	(0.16)	(0.13)	(0.19)	(0.14)
Paid-in capital from early redemption fees	0.00²	0.00²	0.00²	-	-	0.00²

Net asset value at end of period	$10.63	$10.35	$10.06	$9.58	$7.97	$10.67

Total return	2.71%	4.42%	6.67%	21.81%	(23.52)%	8.12%³

Ratios / supplemental data
Net assets ($000), end of period	$6,581	$5,802	$5,228	$4,171	$3,082	$3,907
Ratio of expenses to average net assets
Before custodian fee credits	0.69%	1.14%	1.21%	1.78%	1.54%	1.35%[4]
After custodian fee credits	0.68%	1.13%	1.21%	1.78%	1.53%	1.21%[4]
Ratio of net investment income after custodian fee credits to average net assets	0.75%	1.56%	1.74%	1.57%	1.89%	2.08%[4]
Portfolio turnover rate	4%	13%	13%	40%	16%	7%³
¹Fund commenced operations March 30, 2007 ²Amount is less than $0.01 ³Since inception March 30, 2007; not annualized [4]Annualized

The accompanying notes are an integral part of these financial statements.	May 31, 2012 Semi-Annual Report	21

Sextant Global High Income Fund

Performance Summary

The Sextant Global High Income Fund began operations March 30, 2012 and consequently does not have returns to report. Future reports will show how the Fund's performance compares to the S&P Global 1200 Index.

Fund Objective

The objectives of the Global High Income Fund are high income and capital preservation.

Industry Allocation	Top Ten Holdings
	% of Fund Assets
Industry weightings are shown as a percentage of net assets.	AT&T 6.50% due 03/15/2013	4.5%
	Hanesbrands 6.375% due 12/15/2020	4.3%
	SLM 5.125% due 08/27/2012	4.3%
	Atlas Pipeline 8.75% due 06/15/2018	3.7%
	Whistler Blackcomb Holdings	3.6%
	Chesapeake Midstream Partners 6.125% due 07/15/2022	3.4%
	Revlon 9.75% due 11/15/2015	3.0%
	Tesoro 6.25% due 11/01/2012	2.9%
	Ford Motor Credit 7.50% due 08/01/2012	2.8%
	Sprint Nextel 8.375% due 08/15/2017	2.7%

22	May 31, 2012 Semi-Annual Report

Sextant Global High Income Fund

Schedule of Investments
Common Stocks — 44.5%	Symbol	Number of Shares	Cost	Market Value	Country¹	Percentage of Assets
Banking
City of London Investment Group	CLIG LN	7,500	$44,875	$40,354	United Kingdom	1.1%
HSBC Holdings ADR	HBC	1,800	78,384	71,100	Hong Kong	2.0%
Itau Unibanco Holding ADR	ITUB	5,400	73,386	78,138	Brazil	2.2%
Malayan Banking	MAY MK	28,000	81,519	77,141	Malaysia	2.2%
			278,164	266,733		7.5%

Energy
EnCana	ECA	3,500	69,195	69,615	Canada	2.0%
Royal Dutch Shell	RDSA	1,000	63,000	62,180	United Kingdom	1.7%
Total ADR	TOT	1,800	91,047	77,526	France	2.2%
			223,242	209,321		5.9%

Food Production
H.J. Heinz	HNZ	1,200	64,044	63,696	United States	1.8%
Unilever N.V.	UN	2,300	77,700	72,128	Netherlands	2.0%
			141,744	135,824		3.8%

Leisure & Recreation
Whistler Blackcomb Holdings	WB CN	12,000	129,651	125,594	Canada	3.6%

Medical
GlaxoSmithKline ADR	GSK	1,500	67,800	66,165	United Kingdom	1.9%
Novartis ADR	NVS	1,400	72,281	72,842	Switzerland	2.0%
			140,081	139,007		3.9%

Metal Ores
Gold Fields ADR	GFI	5,500	70,280	72,875	South Africa	2.1%

Transportation
Daimler	DAI GY	1,500	72,215	69,796	Germany	2.0%
Firstgroup	FGP LN	21,000	68,753	68,244	United Kingdom	1.9%
Hopewell Highway Infrastructure	737 HK	125,000	65,386	58,339	China	1.7%
			206,354	196,379		5.6%

Utilities
Centrais Eletricas Brasileiras ADR	EBR	7,300	74,823	65,554	Brazil	1.9%
E.ON ADR	EONGY	3,600	82,320	65,745	Germany	1.9%
France Telecom ADR	FTE	4,700	69,231	59,361	France	1.7%
GDF Suez ADR	GDFZY	2,600	68,156	51,688	France	1.5%
Portugal Telecom ADR	PT	17,000	80,599	64,770	Portugal	1.8%
SK Telecom ADR	SKM	6,200	82,085	69,068	Korea	1.9%
Telefonica ADR	TEF	4,500	66,229	49,815	Spain	1.4%
			523,443	426,001		12.1%

Total Common Stock			1,712,959	1,571,734		44.5%

Preferred Stock — 6.7%
Finance
JPM Chase Capital Pfd C 6.70%	JPM C	3,300	84,150	85,437	United States	2.4%
Morgan Stanley Cap Tr Cum Pfd 6.60%	MSZ	3,300	81,114	78,507	United States	2.2%
Standard Charter Pfd C 8.25%	STAC LN	40,000	74,964	71,995	United Kingdom	2.1%
Total Preferred Stock			240,228	235,939		6.7%

Continued on next page.

The accompanying notes are an integral part of these financial statements.	May 31, 2012 Semi-Annual Report	23

Sextant Global High Income Fund

Schedule of Investments
Issuer	Coupon / Maturity	Face Amount	Market Value	Country¹	Percentage of Assets
Corporate Bonds — 39.2%
Apparel Manufacturing
Hanesbrands	6.375% due 12/15/2020	$150,000	$153,188	United States	4.3%

Computers
Hewlett Packard	8.625% due 11/01/2012	55,000	56,249	United States	1.6%

Cosmetics & Toiletries
Revlon	9.75% due 11/15/2015	100,000	107,250	United States	3.0%

Energy
Atlas Pipeline	8.75% due 06/15/2018	125,000	132,500	United States	3.7%
Chesapeake Midstream Partners	6.125% due 07/15/2022	125,000	118,750	United States	3.4%
Tesoro	6.25% due 11/01/2012	100,000	101,000	United States	2.9%
Valero Energy	6.70% due 01/15/2013	50,000	51,695	United States	1.5%
		400,000	403,945		11.5%

Finance
Ford Motor Credit	7.50% due 08/01/2012	100,000	100,834	United States	2.8%
SLM	5.125% due 08/27/2012	150,000	150,890	United States	4.3%
Zions Bancorporation	5.00% due 11/07/2012	54,000	54,312	United States	1.5%
		304,000	306,036		8.6%

Real Estate
Toys R Us Property Co I	10.75% due 07/15/2017	60,000	65,250	United States	1.8%
Toys R Us Property Co II	8.50% due 12/01/2017	40,000	41,150	United States	1.2%
		100,000	106,400		3.0%

Telecommunications
AT&T	6.50% due 03/15/2013	150,000	156,628	United States	4.5%
Sprint Nextel	8.375% due 08/15/2017	100,000	96,000	United States	2.7%
		250,000	252,628		7.2%

Total Corporate Bonds		$1,359,000	1,385,696		39.2%

Total investments	(Cost = $3,356,717)		3,193,369		90.4%
Other assets (net of liabilities)			340,519		9.6%
Total net assets			$3,533,888		100.0%
¹ Country of domicile unless otherwise indicated ADS: American Depositary Share ADR: American Depositary Receipt

24	May 31, 2012 Semi-Annual Report	The accompanying notes are an integral part of these financial statements.

Sextant Global High Income Fund

Countries

Bond Quality Diversification

Based on net assets as of May 31, 2012. Source: Moody's Investors Services.

The accompanying notes are an integral part of these financial statements.	May 31, 2012 Semi-Annual Report	25

Sextant Global High Income Fund

Statement of Assets and Liabilities
As of May 31, 2012

Assets
Investments in securities, at value (Cost $3,356,717)	$3,193,369
Cash	1,277,822
Dividends and interest receivable	42,865
Total assets		4,514,056
Liabilities
Payable for securities purchased	977,121
Accrued expenses	1,531
Payable to affiliates	1,297
Accrued distribution fee	219
Total liabilities		980,168
Net assets		$3,533,888

Analysis of net assets
Paid-in capital (unlimited shares authorized, without par value)	$3,675,912
Undistributed net investment income	20,460
Accumulated net realized gain	677
Unrealized net depreciation on investments	(163,161)
Net assets applicable to Fund shares outstanding		$3,533,888

Fund shares outstanding		368,691

Net asset value, offering, and redemption price per share		$9.58

Statement of Operations
Period ended May 31, 2012

Investment income
Dividends (net of foreign tax of $7,126)	$21,729
Interest income	3,768
Gross investment income		25,497
Expenses
Investment adviser fees	3,304
Distribution fees	1,376
Audit fees	1,286
Printing and postage	389
Trustee fees	285
Chief Compliance Officer expenses	247
Retirement plan custodial fees	232
Legal fees	39
Insurance expense	16
Total gross expenses	7,174
Less adviser fees waived	(2,137)
Net expenses		5,037
Net investment income		$20,460

Net realized gain from investments and foreign currency		$677
Net decrease in unrealized appreciation on investments and foreign currency		(163,161)
Net loss on investments		$(162,484)

Net decrease in net assets resulting from operations		$(142,024)

26	May 31, 2012 Semi-Annual Report	The accompanying notes are an integral part of these financial statements.

Sextant Global High Income Fund

Statement of Changes in Net Assets	Period ended May 31, 2012
Increase (decrease) in net assets from operations
From operations
Net investment income	$20,460
Net realized gain on investments	677
Net decrease in unrealized appreciation	(163,161)
Net decrease in net assets	(142,024)
Capital share transactions
Proceeds from sales of shares	3,675,912
Value of shares issued in reinvestment of dividends	-
Cost of shares redeemed	-
Net increase in net assets	3,675,912
Total increase in net assets	3,533,888

Net assets
Beginning of period	-
End of period	3,533,888

Undistributed net investment income	$20,460

Shares of the Fund sold and redeemed
Number of shares sold	368,691
Number of shares issued in reinvestment of dividends	-
Number of shares redeemed	-
Net increase in number of shares outstanding	368,691

Financial Highlights	Period ended
Selected data per share of outstanding capital stock throughout the period:	May 31, 2012
Net asset value at beginning of period	$10.00
Income from investment operations
Net investment income	0.06
Net loss on securities (both realized and unrealized)	(0.48)
Total from investment operations	(0.42)

Net asset value at end of period	$9.58

Total return	(4.00)%¹

Ratios / supplemental data
Net assets ($000), end of period	$3,534
Ratio of expenses to average net assets
Before fee waivers and custodian fee credits	0.23%¹
After fee waivers	0.16%¹
After fee waivers and custodian fee credits	0.16%¹
Ratio of net investment income after custodian fee credits to average net assets	0.64%¹
Portfolio turnover rate	0%
¹Since inception March 30, 2012; not annualized

The accompanying notes are an integral part of these financial statements.	May 31, 2012 Semi-Annual Report	27

Sextant Growth Fund

Performance Summary

Average Annual Returns as of May 31, 2012
	10 Years	5 Years	1 Year	Expense Ratio¹
Sextant Growth Fund	5.72%	-0.20%	-1.60%	0.84%
S&P 500 Index	4.13%	-0.92%	-0.41%	N/A

Growth of $10,000

Comparison of any mutual fund to a market index must be made bearing in mind that the index is unmanaged, and expense-free. Conversely, the fund will (1) be actively managed; (2) have an objective other than mirroring the index, such as limiting risk; (3) bear transaction and other costs; (4) stand ready to buy and sell its securities to shareowners on a daily basis; and (5) provide a wide range of services. The graph compares $10,000 invested in the Fund on May 31, 2002, to an identical amount invested in the S&P 500 Index, a broad-based stock market index. The graph shows that an investment in the Fund would have risen to $17,449 versus $14,997 in the index.
Past performance does not guarantee future results. The “Growth of $10,000” graph and “Average Annual Returns” performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares.

¹ By regulation, the expense ratio shown in this table is as of the Fund's most recent prospectus which is dated March 30, 2012, and incorporates results for the fiscal year ended November 30, 2011. The ratio presented in this table differs from expense ratios shown elsewhere in this report as they represent different periods.

Fund Objective

The objective of the Growth Fund is long-term capital growth.

Industry Allocation	Top Ten Holdings
	% of Fund Assets
Industry weightings are shown as a percentage of net assets.	Apple	11.6%
	Amazon.com	5.4%
	Intuit	2.8%
	Trimble Navigation	2.8%
	Dr. Pepper Snapple	2.7%
	Bed Bath & Beyond	2.7%
	Johnson & Johnson	2.6%
	Lincoln Electric Holdings	2.4%
	Honeywell International	2.3%
	PepsiCo	2.3%

28	May 31, 2012 Semi-Annual Report

Sextant Growth Fund

Schedule of Investments
Common Stocks	Symbol	Number of Shares	Cost	Market Value	Percentage of Assets
Automotive
Ford	F	35,000	$435,042	$369,600	1.6%

Building
Lowe's	LOW	15,000	295,388	400,800	1.7%

Computers
3D Systems¹	DDD	10,000	240,848	304,000	1.3%
Adobe Systems¹	ADBE	11,000	144,216	341,550	1.5%
Apple¹	AAPL	4,800	39,606	2,773,104	11.6%
Cisco Systems	CSCO	10,000	201,800	163,300	0.7%
Hewlett-Packard	HPQ	18,000	525,367	408,240	1.7%
Intuit¹	INTU	12,000	302,027	674,760	2.8%
Oracle	ORCL	19,000	241,810	502,930	2.1%
			1,695,674	5,167,884	21.7%

Diversified Operations
Honeywell International	HON	10,000	330,476	556,600	2.3%

Electronics
Advanced Micro Devices¹	AMD	20,000	139,886	121,600	0.5%
Agilent Technologies¹	A	13,000	312,921	528,580	2.2%
Astronics¹	ATRO	10,000	340,000	255,200	1.1%
Trimble Navigation¹	TRMB	14,000	202,081	660,310	2.8%
			994,888	1,565,690	6.6%

Energy
Devon Energy	DVN	6,000	381,365	357,120	1.5%
Spectra Energy	SE	13,000	236,250	373,230	1.6%
			617,615	730,350	3.1%

Finance
Charles Schwab	SCHW	25,000	79,726	311,500	1.3%
Invesco Limited	IVZ	10,000	243,690	217,500	0.9%
			323,416	529,000	2.2%

Food Production
Dr. Pepper Snapple	DPS	16,000	383,381	660,160	2.7%
PepsiCo	PEP	8,000	459,066	542,800	2.3%
			842,447	1,202,960	5.0%

Hotels & Motels
Red Lion Hotels¹	RLH	41,000	150,409	347,270	1.5%

Insurance
Chubb	CB	7,000	308,505	504,490	2.1%

Continued on next page.

The accompanying notes are an integral part of these financial statements.	May 31, 2012 Semi-Annual Report	29

Sextant Growth Fund

Schedule of Investments
Common Stocks	Symbol	Number of Shares	Cost	Market Value	Percentage of Assets
Medical
Abbott Laboratories	ABT	7,000	$305,488	$432,530	1.8%
Amgen	AMGN	3,700	111,703	257,224	1.1%
AmSurg¹	AMSG	15,000	324,804	409,800	1.7%
Johnson & Johnson	JNJ	10,000	642,017	624,300	2.6%
VCA Antech¹	WOOF	8,000	209,048	172,320	0.8%
			1,593,060	1,896,174	8.0%

Metal Ores
Alcoa	AA	30,000	394,483	256,500	1.1%

Publishing
John Wiley & Sons, Class A	JW/A	10,000	335,172	455,000	1.9%

Real Estate
CoStar Group	CSGP	740	53,924	54,679	0.2%

Retail
Amazon.com¹	AMZN	6,000	260,090	1,277,460	5.4%
Bed Bath & Beyond¹	BBBY	9,000	331,221	650,250	2.7%
Best Buy	BBY	10,000	454,356	187,200	0.8%
Costco Wholesale	COST	3,000	248,150	259,170	1.1%
CVS Caremark	CVS	10,000	339,270	449,400	1.9%
Guess?	GES	8,000	363,777	213,120	0.9%
Middleby¹	MIDD	2,000	205,540	204,540	0.8%
Staples	SPLS	15,000	322,143	197,100	0.8%
			2,524,547	3,438,240	14.4%

Steel
Nucor	NUE	4,000	189,851	143,040	0.6%

Technology
Qualcomm	QCOM	7,000	387,599	401,170	1.7%

Telecommunications
AT&T	T	10,000	232,700	341,700	1.4%

Tools
Lincoln Electric Holdings	LECO	12,000	325,653	570,960	2.4%
Regal-Beloit	RBC	5,500	173,846	331,595	1.4%
Stanley Black & Decker	SWK	3,000	190,295	198,750	0.8%
			689,794	1,101,305	4.6%

Transportation
Boeing	BA	5,000	361,516	348,050	1.4%
Delta Air Lines¹	DAL	25,000	261,298	302,500	1.3%

Continued on next page.

30	May 31, 2012 Semi-Annual Report	The accompanying notes are an integral part of these financial statements.

Sextant Growth Fund

Schedule of Investments
Common Stocks	Symbol	Number of Shares	Cost	Market Value	Percentage of Assets
Transportation (continued)
Norfolk Southern	NSC	7,000	$318,942	$458,640	1.9%
Union Pacific	UNP	4,000	392,969	445,600	1.9%
United Parcel Service	UPS	6,000	395,746	449,640	1.9%
			1,730,471	2,004,430	8.4%

Utilities
Duke Energy	DUK	10,000	172,211	219,800	0.9%
Piedmont Natural Gas	PNY	8,000	220,875	242,560	1.0%
Sempra Energy	SRE	6,000	276,535	390,060	1.7%
			669,621	852,420	3.6%

Total investments			$14,795,082	22,319,302	93.7%
Other assets (net of liabilities)				1,498,858	6.3%
Total net assets				$23,818,160	100%
¹Non-income producing security

The accompanying notes are an integral part of these financial statements.	May 31, 2012 Semi-Annual Report	31

Sextant Growth Fund

Statement of Assets and Liabilities
As of May 31, 2012

Assets
Investments in securities, at value (Cost $14,795,082)	$22,319,302
Cash	1,494,305
Dividends receivable	35,566
Insurance reserve premium	1,215
Total assets		23,850,388
Liabilities
Payable to affiliates	16,307
Accrued expenses	10,445
Payable for Fund shares redeemed	4,010
Accrued distribution fee	1,466
Total liabilities		32,228
Net assets		$23,818,160

Analysis of net assets
Paid-in capital (unlimited shares authorized, without par value)	$15,382,531
Undistributed net investment income	74,233
Accumulated net realized gain	837,176
Unrealized net appreciation on investments	7,524,220
Net assets applicable to Fund shares outstanding		$23,818,160

Fund shares outstanding		1,222,648

Net asset value, offering, and redemption price per share		$19.48

Statement of Operations
Period ended May 31, 2012

Investment income
Dividends	$169,924
Gross investment income		169,924
Expenses
Investment adviser fees	63,823
Distribution fees	29,935
Filing and registration fees	9,708
Printing and postage	5,906
Audit fees	4,210
Retirement plan custodial fees	3,314
Trustee fees	2,665
Chief Compliance Officer expenses	2,643
Other expenses	1,032
Custodian fees	558
Legal fees	483
Total gross expenses	124,277
Less custodian fee credits	(558)
Net expenses		123,719
Net investment income		$46,205

Net realized gain from investments		$1,132,401
Net increase in unrealized appreciation on investments		495,663
Net gain on investments		$1,628,064

Net increase in net assets resulting from operations		$1,674,269

32	May 31, 2012 Semi-Annual Report	The accompanying notes are an integral part of these financial statements.

Sextant Growth Fund

Statements of Changes in Net Assets	Period ended May 31, 2012	Year ended Nov. 30, 2011
Increase (decrease) in net assets from operations
From operations
Net investment income	$46,205	$140,935
Net realized gain (loss) on investments	1,132,401	(263,343)
Net increase in unrealized appreciation	495,663	874,209
Net increase in net assets	1,674,269	751,801
Distributions to shareholders from
Net investment income	-	(114,994)
Capital gains distribution	-	(15,111)
Total distributions	-	(130,105)
Capital share transactions
Proceeds from sales of shares	1,125,706	2,455,862
Value of shares issued in reinvestment of dividends	-	125,504
Early redemption fees retained	373	377
Cost of shares redeemed	(1,849,996)	(4,541,043)
Net decrease in net assets	(723,917)	(1,959,300)
Total increase (decrease) in net assets	950,352	(1,337,604)

Net assets
Beginning of period	22,867,808	24,205,412
End of period	23,818,160	22,867,808

Undistributed net investment income	$74,233	$28,028

Shares of the Fund sold and redeemed
Number of shares sold	58,146	130,620
Number of shares issued in reinvestment of dividends	-	6,919
Number of shares redeemed	(96,202)	(244,436)
Net decrease in number of shares outstanding	(38,056)	(106,897)

Financial Highlights
Selected data per share of outstanding capital stock throughout each period:	Period ended	For year ended November 30,
	May 31, 2012	2011	2010	2009	2008	2007
Net asset value at beginning of period	$18.14	$17.70	$16.00	$13.45	$19.99	$18.66
Income from investment operations
Net investment income (loss)	0.04	0.11	0.05	(0.04)	0.04	0.01
Net gains (losses) on securities (both realized and unrealized)	1.30	0.43	1.70	2.59	(6.55)	1.80
Total from investment operations	1.34	0.54	1.75	2.55	(6.51)	1.81
Less distributions
Dividends (from net investment income)	-	(0.09)	(0.05)	(0.00)¹	(0.03)	(0.01)
Distributions (from capital gains)	-	(0.01)	-	-	(0.00)¹	(0.47)
Total distributions	-	(0.10)	(0.05)	(0.00)¹	(0.03)	(0.48)
Paid-in capital from early redemption fees	0.00¹	0.00¹	0.00¹	0.00¹	0.00¹	0.00¹

Net asset value at end of period	$19.48	$18.14	$17.70	$16.00	$13.45	$19.99

Total return	7.39%	3.07%	10.93%	18.98%	(32.58)%	9.74%

Ratios / supplemental data
Net assets ($000), end of period	$23,818	$22,868	$24,205	$21,534	$12,157	$15,996
Ratio of expenses to average net assets
Before custodian fee credits	0.52%	0.84%	1.01%	1.34%	1.25%	1.32%
After custodian fee credits	0.52%	0.84%	1.00%	1.34%	1.24%	1.30%
Ratio of net investment income (loss) after custodian fee credits to average net assets	0.19%	0.57%	0.30%	(0.25)%	0.20%	0.09%
Portfolio turnover rate	8%	15%	16%	7%	2%	3%
¹Amount is less than $0.01

The accompanying notes are an integral part of these financial statements.	May 31, 2012 Semi-Annual Report	33

Sextant International Fund

Performance Summary

Average Annual Returns as of May 31, 2012
	10 Years	5 Years	1 Year	Expense Ratio¹
Sextant International Fund	7.42%	-1.62%	-13.20%	0.88%
NYSE Arca International Market Index	4.68%	-4.88%	-16.56%	N/A

Growth of $10,000

Comparison of any mutual fund to a market index must be made bearing in mind that the index is unmanaged, and expense-free. Conversely, the fund will (1) be actively managed; (2) have an objective other than mirroring the index, such as limiting risk; (3) bear transaction and other costs; (4) stand ready to buy and sell its securities to shareowners on a daily basis; and (5) provide a wide range of services. The graph compares $10,000 invested in the Fund on May 31, 2002, to an identical amount invested in the NYSE Arca Internaitonal Index, a broad-based stock market index. The graph shows that an investment in the Fund would have risen to $20,452 versus $11,771 in the index.
Past performance does not guarantee future results. The “Growth of $10,000” graph and “Average Annual Returns” performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares.

¹ By regulation, the expense ratio shown in this table is as of the Fund's most recent prospectus which is dated March 30, 2012, and incorporates results for the fiscal year ended November 30, 2011. The ratio presented in this table differs from expense ratios shown elsewhere in this report as they represent different periods.

Fund Objective

The objective of the International Fund is long-term capital growth.

Industry Allocation	Top Ten Holdings
	% of Fund Assets
Industry weightings are shown as a percentage of net assets.	Copa Holdings	3.0%
	ASML Holdings NV	2.0%
	Novo Nordisk ADS	2.0%
	LAN Airlines ADS	1.9%
	Coca-Cola Femsa ADS	1.9%
	Potash Corp. of Saskatchewan	1.9%
	Novartis ADR	1.9%
	Toronto-Dominion Bank	1.8%
	Teck Resources	1.8%
	Nice Systems ADS	1.8%

34	May 31, 2012 Semi-Annual Report

Sextant International Fund

Schedule of Investments
Common Stocks	Symbol	Number of Shares	Cost	Market Value	Country¹	Percentage of Assets
Automotive
Nissan Motor ADS	NSANY	120,000	$1,712,551	$2,294,400	Japan	1.4%
Tata Motors ADS	TTM	50,000	1,135,770	1,039,500	India	0.6%
Toyota Motor ADS	TM	30,000	2,320,512	2,306,700	Japan	1.4%
			5,168,833	5,640,600		3.4%

Banking
Australia & New Zealand Banking Group ADS	ANZBY	80,000	1,581,457	1,628,000	Australia	1.0%
Banco Santander ADS	BSBR	200,000	2,053,620	1,590,000	Japan	0.9%
HSBC Holdings ADR	HBC	70,000	3,073,759	2,765,000	Brazil	1.7%
ICICI Bank	IBN	60,000	1,941,768	1,689,000	India	1.0%
Mitsubishi UFJ Financial Group ADR	MTU	500,000	2,697,948	2,145,000	Japan	1.3%
Nomura Holdings ADR	NMR	30,000	351,958	97,500	Japan	0.1%
Toronto-Dominion Bank	TD	40,000	2,302,163	3,054,800	Canada	1.8%
			14,002,673	12,969,300		7.8%

Chemicals
BASF ADS	BASFY	25,000	1,649,816	1,746,200	Germany	1.0%
Potash Corp. of Saskatchewan	POT	80,000	2,699,902	3,162,400	Canada	1.9%
			4,349,718	4,908,600		2.9%

Computers
ASML Holdings NV	ASML	75,000	3,034,157	3,435,750	Netherlands	2.0%
Dassault Systems ADR	DASTY	25,000	1,727,827	2,283,750	France	1.4%
Infosys ADR	INFY	50,000	2,271,519	2,105,000	India	1.3%
Nice Systems ADS²	NICE	80,000	2,901,033	2,966,400	Israel	1.8%
SAP ADS	SAP	50,000	2,794,738	2,866,000	Germany	1.7%
			12,729,274	13,656,900		8.2%

Electronics
Sony ADS	SNE	100,000	2,021,290	1,324,000	Japan	0.8%

Energy
BP ADS	BP	50,000	2,180,675	1,823,000	United Kingdom	1.1%
Cenovus Energy	CVE	60,000	1,516,298	1,885,800	Canada	1.1%
EnCana	ECA	40,000	1,097,866	795,600	Canada	0.5%
Ente Nazionale Idrocarburi	E	50,000	2,212,041	1,927,000	Italy	1.1%
Petroleo Brasileiro ADR	PBR	70,000	2,615,500	1,369,200	Brazil	0.8%
Statoil ADS	STO	60,000	1,551,895	1,362,000	Norway	0.8%
Total ADR	TOT	45,000	2,528,346	1,938,150	France	1.2%
			13,702,621	11,100,750		6.6%

Food Production
Coca-Cola Femsa ADS	KOF	27,557	1,357,613	3,170,157	Mexico	1.9%
Fomento Economico Mex ADS	FMX	30,000	1,614,722	2,364,900	Mexico	1.4%
Unilever ADS	UL	50,000	1,315,509	1,579,000	United Kingdom	1.0%
			4,287,844	7,114,057		4.3%

Continued on next page.

The accompanying notes are an integral part of these financial statements.	May 31, 2012 Semi-Annual Report	35

Sextant International Fund

Schedule of Investments
Common Stocks	Symbol	Number of Shares	Cost	Market Value	Country¹	Percentage of Assets
Hotels & Motels
Orient-Express Hotels Class A²	OEH	277,000	$2,637,173	$2,337,880	Global³	1.4%

Machinery
Komatsu ADS	KMTUY	50,000	1,775,000	1,177,000	Japan	0.7%
Nidec ADR	NJ	26,703	514,164	543,406	China[4]	0.3%
			2,289,164	1,720,406		1.0%

Medical
GlaxoSmithKline ADR	GSK	50,000	1,935,020	2,205,500	United Kingdom	1.3%
Novartis ADR	NVS	60,000	3,076,591	3,121,800	Switzerland	1.9%
Novo Nordisk ADS	NVO	25,000	1,631,867	3,344,750	Denmark	2.0%
Shire ADR	SHPGY	32,000	1,738,765	2,701,120	United Kingdom	1.6%
Teva Pharmaceutical Industries ADS	TEVA	50,000	2,472,947	1,959,500	Israel	1.2%
			10,855,190	13,332,670		8.0%

Metal Ores
Anglo American ADR	AAUKY	150,000	2,300,535	2,277,000	South Africa	1.4%
Barrick Gold	ABX	60,000	2,580,603	2,343,600	Canada	1.4%
BHP Billiton ADS	BHP	30,000	1,816,059	1,845,900	Australia	1.1%
Newcrest Mining ADS	NCMGY	67,301	2,618,682	1,614,551	Australia	0.9%
Teck Resources	TCK	100,000	458,225	2,981,000	Canada	1.8%
Tenaris ADR	TS	15,000	583,169	467,700	Argentina[4]	0.3%
Vale ADR	VALE	110,000	2,177,291	2,014,100	Brazil	1.2%
			12,534,564	13,543,851		8.1%

Office Equipment
Canon ADS	CAJ	50,000	2,268,340	1,996,500	Japan	1.2%

Paper & Paper Products
Fibria Celulose	FBR	150,000	2,152,042	978,000	Brazil	0.6%
Metso ADS	MXCYY	12,100	130,802	396,759	Finland	0.2%
			2,282,844	1,374,759		0.8%

Publishing
Pearson ADS	PSO	90,000	1,021,914	1,593,900	United Kingdom	1.0%
Wolters Kluwer NV	WKL NA	120,000	2,238,583	1,742,780	Netherlands	1.0%
			3,260,497	3,336,680		2.0%

Telecommunications
America Movil ADS	AMX	60,000	918,971	1,413,600	Mexico	0.8%
BCE	BCE	60,000	1,414,018	2,393,400	Canada	1.4%
China Mobile ADS	CHL	25,000	1,172,229	1,268,250	China	0.8%
Chorus²	CHRYY	30,800	379,569	375,452	New Zealand	0.2%
Millicom International Cellular	MIC SS	10,000	905,668	856,751	Global³	0.5%
PT Indosat ADR	IIT	23,000	622,786	475,180	Indonesia	0.3%
SK Telecom ADR	SKM	30,000	511,437	334,200	South Korea	0.2%
Telecom New Zealand ADS	NZT	50,000	470,096	488,000	New Zealand	0.3%

Continued on next page.

36	May 31, 2012 Semi-Annual Report	The accompanying notes are an integral part of these financial statements.

Sextant International Fund

Schedule of Investments
Common Stocks	Symbol	Number of Shares	Cost	Market Value	Country¹	Percentage of Assets
Telecommunications (continued)
Telecommunicacoes de Sao Paulo ADR	VIV	50,000	$1,322,495	$1,181,000	Brazil	0.7%
Telefonica ADR	TEF	184,736	3,334,038	2,045,028	Spain	1.2%
Telus	TU	45,000	1,334,187	2,551,050	Canada	1.5%
Turkcell Iletisim Hizmetleri ADR²	TKC	70,000	970,618	758,100	Turkey	0.5%
Vodaphone Group ADS	VOD	100,000	2,362,435	2,679,000	United Kingdom	1.6%
			15,718,547	16,819,011		10.0%

Transportation
Copa Holdings	CPA	60,000	3,268,200	4,981,200	Panama	3.0%
LAN Airlines ADS	LFL	130,000	1,191,580	3,260,400	Chile	1.9%
Ryanair Holdings ADS²	RYAAY	20,000	623,100	614,000	Ireland	0.4%
			5,082,880	8,855,600		5.3%

Utilities
BG Group ADS	BRGYY	70,000	1,253,784	1,348,900	United Kingdom	0.8%
CPFL Energia ADR	CPL	90,000	2,111,625	2,187,000	Brazil	1.3%
Enersis ADS	ENI	65,000	1,024,863	1,118,000	Chile	0.7%
Korea Electric Power ADS²	KEP	20,000	304,261	188,000	South Korea	0.1%
			4,694,533	4,841,900		2.9%

Total investments		$117,885,985		124,873,464		74.7%
Other assets (net of liabilities)				42,316,230		25.3%
Total net assets				$167,189,694		100.0%
¹ Country of domicile unless otherwise indicated
² Non-income producing security
³ Denotes a worldwide presence, comprising an entity with exposure to many regions and countries.
[4] Denotes country of primary exposure

ADS: American Depositary Share
ADR: American Depositary Receipt

Countries

The accompanying notes are an integral part of these financial statements.	May 31, 2012 Semi-Annual Report	37

Sextant International Fund

Statement of Assets and Liabilities
As of May 31, 2012

Assets
Investments in securities, at value (Cost $117,885,985)	$124,873,464
Cash	45,105,180
Dividends receivable	821,850
Receivable for securities sold	243,741
Receivable for Fund shares sold	188,099
Total assets		171,232,334
Liabilities
Payable for securities purchased	3,664,721
Payable for Fund shares redeemed	244,548
Payable to affiliates	97,509
Accrued expenses	25,460
Accrued distribution fee	10,402
Total liabilities		4,042,640
Net assets		$167,189,694

Analysis of net assets
Paid-in capital (unlimited shares authorized, without par value)	$160,302,244
Undistributed net investment income	1,183,911
Accumulated net realized loss on investments	(1,283,797)
Unrealized net appreciation on investments	6,987,336
Net assets applicable to Fund shares outstanding		$167,189,694

Fund shares outstanding		12,080,885

Net asset value, offering and redemption price per share		$13.84

Statement of Operations
Period ended May 31, 2012

Investment income
Dividends (net foreign tax of $300,453)	$2,243,703
Miscellaneous income	25
Gross investment income		2,243,728
Expenses
Investment adviser fees	744,939
Distribution fees	220,468
Audit fees	30,010
Printing and postage	21,191
Trustee fees	20,889
Chief Compliance Officer expenses	19,039
Filing and registration fees	10,354
Other expenses	6,152
Retirement plan custodial fees	3,674
Legal fees	3,569
Custodian fees	3,393
Total gross expenses	1,083,678
Less custodian fee credits	(3,393)
Net expenses		1,080,285
Net investment income		$1,163,443

Net realized gain from investments and foreign currency		$244,537
Net decrease in unrealized appreciation on investments and foreign currency		(9,055,399)
Net loss on investments		$(8,810,862)

Net decrease in net assets resulting from operations		$(7,647,419)

38	May 31, 2012 Semi-Annual Report	The accompanying notes are an integral part of these financial statements.

Sextant International Fund

Statements of Changes in Net Assets	Period ended May 31, 2012	Year ended Nov. 30, 2011
Increase (decrease) in net assets from operations
From operations
Net investment income	$1,163,443	$1,389,735
Net realized gain (loss) on investments	244,537	(1,526,071)
Net decrease in unrealized appreciation	(9,055,399)	(6,737,002)
Net decrease in net assets	(7,647,419)	(6,873,338)
Distributions to shareholders from
Net investment income	-	(1,389,585)
Total distributions	-	(1,389,585)
Capital share transactions
Proceeds from sales of shares	43,305,884	85,223,505
Value of shares issued in reinvestment of dividends	-	1,372,301
Early redemption fees retained	10,463	63,508
Cost of shares redeemed	(33,605,517)	(64,057,958)
Net increase in net assets	9,710,830	22,601,356
Total increase in net assets	2,063,411	14,338,433

Net assets
Beginning of period	165,126,283	150,787,850
End of period	167,189,694	165,126,283

Undistributed net investment income	$1,183,911	$20,468

Shares of the Fund sold and redeemed
Number of shares sold	2,915,477	5,526,541
Number of shares issued in reinvestment of dividends	-	95,232
Number of shares redeemed	(2,292,109)	(4,199,243)
Net increase in number of shares outstanding	623,368	1,422,530

Financial Highlights
Selected data per share of outstanding capital stock throughout each period:	Period ended	For year ended November 30,
	May 31, 2012	2011	2010	2009	2008	2007
Net asset value at beginning of period	$14.41	$15.03	$14.03	$11.32	$16.11	$13.56
Income from investment operations
Net investment income	0.10	0.12	0.06	0.02	0.03	0.04
Net gains (losses) on securities (both realized and unrealized)	(0.67)	(0.63)	1.12	2.72	(4.79)	2.93
Total from investment operations	(0.57)	(0.51)	1.18	2.74	(4.76)	2.97
Less distributions
Dividends (from net investment income)	-	(0.12)	(0.06)	(0.03)	(0.03)	(0.03)
Distributions (from capital gains)	-	-	(0.12)	-	-	(0.39)
Total distributions	-	(0.12)	(0.18)	(0.03)	(0.03)	(0.42)
Paid-in capital from early redemption fees	0.00¹	0.00¹	0.00¹	0.00¹	0.00¹	0.00¹

Net asset value at end of period	$13.84	$14.41	$15.03	$14.03	$11.32	$16.11

Total return	(3.96)%	(3.31)%	8.43%	24.22%	(29.56)%	21.90%

Ratios / supplemental data
Net assets ($000), end of period	$167,190	$165,126	$150,788	$95,885	$21,497	$13,854
Ratio of expenses to average net assets
Before custodian fee credits	0.61%	0.88%	1.03%	1.14%	1.43%	1.50%
After custodian fee credits	0.61%	0.88%	1.03%	1.13%	1.42%	1.47%
Ratio of net investment income after custodian fee credits to average net assets	0.66%	0.81%	0.51%	0.27%	0.40%	0.30%
Portfolio turnover rate	4%	7%	2%	2%	10%	8%
¹Amount is less than $0.01

The accompanying notes are an integral part of these financial statements.	May 31, 2012 Semi-Annual Report	39

Notes To Financial Statements

NOTE 1 — Organization

Saturna Investment Trust (the “Trust”) was established under Washington State Law as a business trust on February 20, 1987. The Trust is registered as a no-load, open-end, diversified series management investment company under the Investment Company Act of 1940, as amended. Seven portfolio series have been created to date: Sextant Short-Term Bond Fund, Sextant Bond Income Fund, Sextant Core Fund, Sextant Global High Income Fund, Sextant Growth Fund, Sextant International Fund (the “Funds”), and Idaho Tax-Exempt Fund, which is offered through a separate prospectus and the results of which are contained in a separate report.

Sextant Growth (previously known as Idaho Limited Maturity Tax-Exempt Fund until October 12, 1990, then Northwest Growth Fund until September 28, 1995, when the investment objective of only Northwest stocks was changed) commenced operations as an equity fund on December 30, 1990. Sextant International and Sextant Short-Term Bond began operations September 28, 1995. Sextant Bond Income Fund (previously known as Washington Tax-Exempt Fund until September 28, 1995, when the investment objective of only Washington State Municipal Bonds was changed) began operations on March 2, 1993. Sextant Core Fund commenced operations March 30, 2007. Sextant Global High Income Fund commenced operations March 30, 2012.

The investment objective of the Growth and International Funds is long-term capital growth. The investment objectives of the Core Fund are long-term capital appreciation and preservation. The investment objective of the Bond Income and Short-Term Bond Funds is current income, with Short-Term Bond having the additional objective of capital preservation. The investment objectives of the Global High Income Fund are high income and capital preservation.

NOTE 2 — Unaudited Information

The information in this interim report has not been subjected to independent audit.

NOTE 3 — Significant Accounting Policies

The following is a summary of the significant accounting policies, in conformity with accounting principles generally accepted in the United States of America, which are consistently followed by the Funds in preparation of their financial statements.

Security valuation:

Investments in securities traded on a national securities exchange and over-the-counter equity securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at latest bid price.

Debt securities are valued using bid-side valuations provided by an independent service. The service determines valuations using a matrix. This technique considers such factors such as yields or prices of bonds of comparable quality, type of issue, coupon maturity, ratings, trading activity, and general market conditions.

Fixed-income debt instruments, such as commercial paper, bankers' acceptances and U.S. Treasury Bills, with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Foreign markets may close before the time as of which the Funds' share prices are determined. Because of this, events occurring after the close and before the determination of the Funds' share prices may have a material effect on the values of some or all of the Funds' foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-U.S. securities.

In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by or under the direction of the Board of Trustees.

Security transactions are recorded on trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.

Foreign currency:

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Share valuation:

The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds' shares are not priced or traded on days the NYSE is closed. The NAV is the offering and redemption price per share.

The Trustees have adopted certain policies and procedures with respect to frequent trading of Fund shares. The Funds are intended for long-term investment and do not permit rapid trading of their shares. The Funds cannot always identify all intermediaries, or detect or prevent trading that violates the Frequent Trading Policy through intermediaries or omnibus accounts.

Fair value measurements:

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 — Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

40	May 31, 2012 Semi-Annual Report

Notes To Financial Statements (continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2012 in valuing the Funds' investments carried at value:

Funds	Total	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Short-Term Bond
Certificate of Deposit	$233,214	$-	$233,214	$-
Corporate Bonds	$4,201,472	$-	$4,201,472	$-
U.S. Government	$356,808	$-	$356,808	$-
Foreign Government Bonds	$475,303	$-	$475,303	$-
Municipal Bonds	$831,731	$-	$733,882	$97,849
Total Assets	$6,098,528	$-	$6,000,679	$97,849

	Short-Term Bond Level 3 Roll-Forward Municipal Securities
	Beginning balance			$98,951
	Total unrealized gains or losses			$(1,102)
	Purchases			$-
	Maturity			$-
	Transfers in and/or out of level 3			$-
	Ending Balance			$97,849

Bond Income
Corporate Bonds	$4,221,914	$-	$4,221,914	$-
Foreign Government Bonds	$249,051	$-	$249,051	$-
Municipal Bonds	$2,403,997	$-	$2,403,997	$-
Total Assets	$6,874,962	$-	$6,874,962	$-

Core Fund
Common Stocks	$3,063,753	$3,063,753	$-	$-
Corporate Bonds	$2,310,502	$-	$2,310,502	$-
Municipal Bonds	$219,526	$-	$219,526	$-
Total Assets	$5,593,781	$3,063,753	$2,530,028	$-

Global High Income
Common Stocks	$1,571,734	$1,132,266	$439,468	$-
Corporate Bonds	$1,385,696	$-	$1,385,696	$-
Preferred Stocks	$235,939	$163,944	$71,995	$-
Total Assets	$3,193,369	$1,296,210	$1,897,159	$-

Growth Fund
Common Stocks	$22,319,302	$22,319,302	$-	$-
Total Assets	$22,319,302	$22,319,302	$-	$-
International Fund
Common Stocks	$124,873,464	$122,273,933	$2,599,531	$-
Total Assets	$124,873,464	$122,273,933	$2,599,531	$-

During the period ended May 31, 2012, no Fund had transfers between Level 1 and Level 2.

New accounting pronouncement:

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

Odd Lots:

The bid-side valuations provided by the independent pricing service are for institutional “round-lot” holdings (“Round Lots”). Round Lots consist of 100 bonds (approximately $100,000 each). Some of a Fund's holdings may consist of less than a Round Lot and are considered “Odd Lots.” Odd Lot municipal bonds trade at a discount to Round Lots municipal bonds to compensate for the effect of the fixed costs associated with any trade. To reflect this discount, the Funds apply a discount to the valuation of Odd Lot municipal bonds holdings as shown in the following chart.

Total Face Value	Adjustment to Price
Under 10,000	-0.750%
10,000-24,999	-0.625%
25,000-49,999	-0.500%
50,000-74,999	-0.375%
75,000-99,999	-0.250%
100,000 and up	none

Derivative instruments and hedging activities:

The Funds have adopted the financial accounting reporting rules regulations that require enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

During the period ended May 31, 2012, the Funds did not hold any derivative instruments.

Investment concentration:

The Funds may have deposits of cash with the custodian from time to time for one or more reasons. “Other assets (net of liabilities)” in the Funds' Schedules of Investments primarily represents cash on deposit with the custodian. Cash on deposit will vary widely over time. Accounting standards identify these items as a concentration of credit risk, requiring disclosure regardless of the degree of risk. The risk is managed by financial analysis and review of the custodian's operations, resources, and protections available to the Trust. This periodic process includes evaluation of other financial institutions providing investment company custody services.

Federal income taxes:

The Funds intend to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareowners sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where

May 31, 2012 Semi-Annual Report	41

Notes To Financial Statements (continued)

the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds' tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2009 — 2011), or expected to be taken in the Funds' 2012 tax returns. The Funds identify their major tax jurisdiction as U.S. federal and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Reclassification of capital accounts:

Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share:

	Short-Term Bond	Bond Income
Undistributed net investment income	$ -	$ -
Accumulated gains (losses)	-	-
Paid-in capital	$ -	$ -

	Core	Global High Income
Undistributed net investment income	$ 11	N/A
Accumulated gains (losses)	(11)	N/A
Paid-in capital	$ -	N/A

	Growth	International
Undistributed net investment income	$ -	$2,371
Accumulated gains (losses)	-	(2,371)
Paid-in capital	$ -	$ -

These reclassifications were due to the treatment of foreign currencies.

Distributions to shareowners:

For the Sextant Short-Term Bond Fund and Sextant Bond Income Fund, dividends to shareowners from net investment income are paid daily and distributed on the last business day of each month. For the Sextant Core Fund, Sextant Global High Income Fund, Sextant Growth Fund, and Sextant International Fund, dividends to shareholders from net investment income are payable at the end of each November.

Distributions of capital gains, if any, are made at least annually, and as required to comply with federal excise tax requirements. Distributions to shareowners are determined in accordance with income tax regulations, and are recorded on the ex-dividend date. Dividends are paid in shares of the Funds, at the net asset value on the payable date. Shareowners may elect to take dividends in cash.

Use of estimates:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Other:

Interest income is recognized on an accrual basis. Premiums on securities purchased are amortized and discounts are accreted over the lives of the respective securities. Cash dividends from equity securities are recorded as income on the ex-dividend date.

NOTE 4 — Transactions with Affiliated Persons

Under a contract approved by shareowners on September 28, 1995 (March 30, 2007, for Sextant Core Fund and March 30, 2012 for Sextant Global High Income Fund), Saturna Capital Corporation provides investment advisory services and certain other administrative services required to conduct Trust business. Expenses incurred by the Trust on behalf of the Funds (e.g., legal fees) are allocated to the Funds on the basis of relative daily average net assets. For such services, each of the Funds pays the Adviser a base Investment Advisory and Administrative Services Fee of .60% of average net assets per annum, payable monthly. The Adviser has agreed to certain limits on other expenses, as described below.

The base Advisory Fee is subject to adjustment up or down depending on the investment performance of the Fund relative to a specified index.

Performance Adjustment for Sextant Global High Income Fund, Sextant Short-Term Bond Fund, and Sextant Bond Income Fund:

  For each month in which either of these Funds' total investment return (change in net asset value plus all distributions reinvested) for the one year period through that month outperforms or underperforms the total return of a specified index for that period by 1% or more but less than 2%, the Base Fee is increased or decreased by the annual rate of .10% of the Fund's average daily net assets for the preceding year.
  If the outperformance or underperformance is 2% or more, then the adjustment is at the annual rate of .20%.

Performance adjustment for Sextant Core Fund, Sextant Growth Fund, and Sextant International Fund:

  For each month in which these Funds' total investment returns (change in net asset value plus all distributions reinvested) for the one year period through that month outperforms or underperforms the total return of a specified index for that period by 1% or more but less than 2%, the Base Fee is increased or decreased by the annual rate of .10% of the Fund's average daily net assets for the preceding year.
  If the outperformance or underperformance is 2% or more but less than 4%, then the adjustment is at the annual rate of .20%.
  If the outperformance or underperformance is 4% or more, the adjustment is at an annual rate of .30%.

The Adviser has voluntarily undertaken to limit expenses of Sextant Global High Income and Sextant Bond Income Fund to 0.90%, and Sextant Short-Term Bond Fund to 0.75%, through March 31, 2013. It waives its investment advisory and administrative fee to Sextant Short-Term Bond Fund and Sextant Bond Income Fund completely should assets of such Fund be less than $2 million. For the period ended May 31, 2012, the advisory fees incurred were as follows:

	Adviser Fees	Adviser Fees Waived	Expense Reimbursement
Short-Term Bond	$18,989	$(17,529)	$-
Bond Income	27,161	(17,863)	-
Core	19,753	N/A	N/A
Global High Income	3,304	(2,137)	-
Growth	63,823	N/A	N/A
International	$744,939	N/A	N/A

In accordance with the expense limitation noted above, for the period ended May 31, 2012, Saturna Capital waived a portion of the advisory fees of the Sextant Short-Term Bond Fund, Sextant Bond Income Fund, and Sextant Global High Income Fund. The adviser cannot recoup previously waived fees.

Saturna Brokerage Services, Inc. (“SBS”), a discount brokerage and subsidiary of Saturna Capital Corporation, is registered as a broker-dealer and acts as distributor. On October 3, 2006, The Funds adopted a Distribution Plan

42	May 31, 2012 Semi-Annual Report

Notes To Financial Statements (continued)

in accordance with Rule 12b-1 under the 1940 Act. The plan provides that the Funds will pay a fee to SBS at an annual rate of .25% of the average net assets of the Funds. During the period ended May 31, 2012, the Trust paid SBS the following amounts:

12b-1 Fees
Short-Term Bond	$7,912
Bond Income	8,831
Core	7,838
Global High Income¹	1,376
Growth	29,935
International	$220,468

¹ For the period March 30, 2012 through May 31, 2012

SBS is the primary broker used to effect portfolio transactions for the Trust. SBS currently executes portfolio transactions for the Trust for free (no commissions). Should any change occur in this policy, shareowners would be notified. Transactions effected through other brokers may be subject to a commission payable to that broker.

Saturna Trust Company (“STC”), a subsidiary of Saturna Capital, acts as retirement plan custodian for Fund shareowners. For the period ended May 31, 2012, the Funds paid STC the following amounts:

Retirement plan custodial fees
Short-Term Bond	$1,884
Bond Income	970
Core	810
Global High Income¹	232
Growth	3,314
International	$3,674

¹ For the period March 30, 2012 through May 31, 2012

Nicholas Kaiser serves as a trustee and president of the Trust. Also a director and the chairman of Saturna Capital, he is not compensated by the Trust. For the period ended May 31, 2012, the Trust incurred $15,000 in Independent Trustee compensation.

The officers of the Trust are paid by Saturna Capital, not the Trust, except the Chief Compliance Officer, who can be partially compensated by the Trust. For the period ended May 31, 2012, the Short-Term Bond, Bond Income, Core, Global High Income, Growth, and International Funds incurred $644; $645; $617; $247; $2,643; and $19,039 of compensation expenses, respectively, for the Chief Compliance Officer.

On May 31, 2012, the trustees, officers, and their affiliates as a group owned 29.30%, 30.95%, 36.38%, 47.31%, 9.65% and 1.56% of the outstanding shares of Short-Term Bond, Bond Income, Core, Global High Income, Growth, and International Funds, respectively.

NOTE 5 — Distributions to Shareowners

The tax characteristics of distributions paid during the period ended May 31, 2012, and the fiscal year ended November 30, 2011, were as follows:

	Period ended May 31, 2012	Year ended Nov. 30, 2011
Short-Term Bond Fund
Ordinary income	$50,293	$103,724
Bond Income Fund
Ordinary income	115,303	200,532
Core Fund
Ordinary income	-	85,118
Global High Income Fund
Ordinary income	-	n/a
Growth Fund
Ordinary income	-	114,994
Long-Term Capital Gain¹	-	15,111
International Fund
Ordinary income	$ -	$1,389,585

¹Long-term capital gain dividend designated pursuant to Section 852(b)(3) of the Internal Revenue Code.

NOTE 6 — Federal Income Taxes

The cost basis of investments for federal income tax purposes at May 31, 2012 was as follows:

	Short-Term Bond	Bond Income
Cost of investments	$6,016,701	$6,262,956
Gross tax unrealized appreciation	107,076	625,523
Gross tax unrealized depreciation	(25,249)	(13,517)
Net tax unrealized appreciation	$81,827	$612,006

	Core	GlobalHigh Income
Cost of investments	$5,075,571	$3,356,717
Gross tax unrealized appreciation	771,316	9,775
Gross tax unrealized depreciation	(253,106)	(173,123)
Net tax unrealized appreciation (depreciation)	$518,210	$(163,348)

	Growth	International
Cost of investments	$14,795,082	$117,885,985
Gross tax unrealized appreciation	8,786,864	22,779,893
Gross tax unrealized depreciation	(1,262,644)	(15,792,414)
Net tax unrealized appreciation	$7,524,220	$6,987,479

May 31, 2012 Semi-Annual Report	43

Notes To Financial Statements (continued)

As of November 30, 2011, components of distributable earnings on a tax basis were as follows:

	Short-Term Bond	Bond Income
Net tax unrealized appreciation	$110,727	$411,033
Undistributed ordinary income	1,381	8
Accumulated net realized loss	(13,227)	(40,052)
Total distributable loss	(11,846)	(40,044)
Total accumulated earnings	$98,881	$370,989

	Core	Global High Income
Net tax unrealized appreciation	$329,563	N/A
Undistributed ordinary income	2,535	N/A
Accumulated net realized loss	(223,395)	N/A
Total distributable loss	(220,860)	N/A
Total accumulated loss	$108,703	N/A

	Growth	International
Net tax unrealized appreciation	$7,028,557	$16,042,735
Undistributed ordinary income	28,028	20,468
Accumulated net realized gain	(295,225)	(1,528,334)
Total distributable earnings	(267,197)	(1,507,866)
Total accumulated earnings	$6,761,360	$14,534,869

At November 30, 2011, the Funds had capital loss carryforwards as follows, subject to regulation:

Carryforward	Expiration
Short-Term Bond
$2,972	2014
10,255	2016
$13,227

Bond Income
$19,585	2016
20,467	2017
$40,052

Core
$74,883	2016
62,995	2017
11,779	2018
73,738	2019
$223,395

Growth
$295,225	2019
$295,225

International
$1,528,334.00	2019
$1,528,334.00

Prior to their expiration, such loss carryforwards may be used to offset future net capital gains realized for federal income tax purposes.

NOTE 7 — Investments

Investment transactions other than short-term investments for the period ended May 31, 2012, were as follows:

	Purchases	Sales
Short-Term Bond	$1,040,343	$474,313
Bond Income	1,337,213	150,000
Core	1,074,113	217,066
Global High Income	3,357,134	-
Growth	1,687,369	2,485,904
International	$19,799,560	$4,897,939

NOTE 8 — Custodian

Under agreements in place with the Trust's custodian, BNY Mellon, custody fees are reduced by credits for cash balances. Such reductions for the period ended May 31, 2012, were as follows:

Custodian Fee Credits
Short-Term Bond	$143
Bond Income	156
Core	130
Global High Income	-
Growth	558
International	$3,393

NOTE 9 — Subsequent Events

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions during the period that materially impacted the amounts or disclosures in the Funds' financial statements.

44	May 31, 2012 Semi-Annual Report

Expenses

All mutual funds have operating expenses. As a Sextant Fund shareowner, you incur ongoing costs, including management fees, distribution (or service) 12b-1 fees, and other fund expenses such as shareowner reports (like this one). Operating expenses, which are deducted from a fund's gross earnings, directly reduce the investment return of a fund. Mutual funds (unlike other financial investments) only report their results after deduction of operating expenses.

With the Sextant Funds, unlike many other mutual funds, you do not incur sales charges (loads) on purchases, reinvested dividends, or other distributions. You do not incur redemption fees, exchange fees, or fees related to Saturna Individual Retirement Accounts. You may incur fees related to extra services requested by you for your account, such as bank wires. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Examples

The following example is based on an investment of $1,000 invested at the beginning of the semi-annual period and held for six months (December 1, 2011, to May 31, 2012).

Actual Expenses

The first line for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you have invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The Funds also charge for extra services rendered on request, which you may need to add to determine your total expenses, for example $25 per domestic bank wire, $35 per international bank wire, or overnight courier delivery charges.

Hypothetical Example For Comparison Purposes

The second line for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio (based on the last six months) and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareowner reports of other mutual funds. You may wish to add other fees that are not included in the expenses shown in the table, such as IRA fees (there are no fees on Saturna Capital IRAs, ESAs or HSAs with the Sextant Funds), and charges for extra services such as bank wires.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees (note that the Sextant Funds do not have any such transactional costs). Therefore, the “Hypothetical” line of each fund is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds.

	Beginning Account Value [December 1, 2011]	Ending Account Value [May 31, 2012]	Expenses Paid During Period¹	Annualized Expense Ratio
Short-Term Bond Fund
Actual	$1,000	$1,004.00	$3.82	0.76%
Hypothetical (5% return before expenses)	$1,000	$1,021.26	$3.85	0.76%

Bond Income Fund
Actual	$1,000	$1,045.70	$4.62	0.90%
Hypothetical (5% return before expenses)	$1,000	$1,020.56	$4.56	0.90%

Core Fund
Actual	$1,000	$1,027.10	$6.91	1.36%
Hypothetical (5% return before expenses)	$1,000	$1,018.25	$6.88	1.36%

Global High Income Fund²
Actual	$1,000	$959.00	$1.57	0.32%
Hypothetical (5% return before expenses)	$1,000	$1,023.46	$1.62	0.32%

Growth Fund
Actual	$1,000	$1,073.90	$5.41	1.04%
Hypothetical (5% return before expenses)	$1,000	$1,019.85	$5.27	1.04%

International Fund
Actual	$1,000	$960.40	$6.00	1.22%
Hypothetical (5% return before expenses)	$1,000	$1,018.95	$6.17	1.22%

¹ Expenses are equal to the annualized expense ratio indicated above (based on the most recent semi-annual period of December 1, 2011, through May 31, 2012), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

² Expenses of the Sextant Global High Income Fund are based on the period March 30, 2012 through May 31, 2012.

May 31, 2012 Semi-Annual Report	45

Except for this legend, this page has been intentionally left blank.

46	May 31, 2012 Semi-Annual Report

Availability of Portfolio Information

  The Sextant Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.
  The Funds' Forms N-Q are available on the SEC's website at www.sec.gov, and at www.sextantfunds.com.
  The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
  The Funds make a complete schedule of portfolio holdings after the end of each month available to investors at www.sextantfunds.com.

Availability of Proxy Voting Information

  A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (a) without charge, upon request, by calling Saturna Capital at 1-800-728-8762; (b) on the Funds' website at www. sextantfunds.com; and (c) on the SEC's website at www.sec.gov.
  Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (a) without charge, upon request, by calling Saturna Capital at 1-800-728-8762; (b) on the Funds' website at www.sextantfunds.com; and (c) on the SEC's website at www.sec.gov.

Privacy Statement

At Saturna Capital, we understand the importance of maintaining the privacy of your financial information. We want to assure you that we protect the confidentiality of any personal information that you share with us. In addition, we do not sell information about our current or former customers.

In the course of our relationship, we gather certain nonpublic information about you, including your name, address, investment choices, and account information. We do not disclose your information to unaffiliated third parties unless it is necessary to process a transaction; service your account; deliver your account statements, shareholder reports and other information; or as required by law. When we disclose information to unaffiliated third parties, we require a contract to restrict the companies' use of customer information and from sharing or using it for any purposes other than performing the services for which they were required.

We may share information within the Saturna Capital family of companies in the course of informing you about products or services that may address your investing needs.

We maintain our own technology resources to minimize the need for any third party services, and restrict access to information within Saturna. We maintain physical, electronic, and procedural safeguards to guard your personal information. If you have any questions or concerns about the security or privacy of your information please call us at 1-800/SATURNA (1-800-728-8762)

Householding Policy

To reduce expenses, we may mail only one copy of the Funds' prospectus, each annual and semi-annual report, and proxy statements when necessary, to those addresses shared by two or more accounts. If you wish to receive individual and/or more copies of these documents, please call us at 1-800/SATURNA or write to us at Saturna Capital/Sextant Mutual Funds, P.O. Box N, Bellingham, WA 98227. We will begin sending you individual copies 30 days after receiving your request.

If you are currently receiving multiple copies and wish to receive only one copy, please call us at 1-800/SATURNA or write to us at Saturna Capital/Sextant Mutual Funds, P.O. Box N, Bellingham, WA 98227. We will begin sending you a single copy with subsequent report mailings.

May 31, 2012 Semi-Annual Report	47

www.sextantfunds.com

(logo omitted) Saturna Capital 1300 North State Street Bellingham, WA 98225 www.saturna.com 800/SATURNA

This report is issued for the information of the shareowners of the Funds. It is not authorized for distribution to prospective investors unless it is accompanied or preceded by an effective prospectus or summary prospectus relating to the securities of the Funds. The Sextant Funds are series of Saturna Investment Trust.

Saturna Brokerage Services, Distributor

Idaho Tax-Exempt Fund

Semi-Annual Report

May 31, 2012

Performance Summary:

Average Annual Returns as of June 30, 2012:
	10 Years	5 Years	3 Years	1 Year	Expense Ratio¹
Idaho Tax-Exempt Fund	4.02%	4.96%	5.00%	6.37%	0.62%
S&P Idaho Municipal Bond Index	5.81%	5.91%	8.49%	10.44%	N/A
Morningstar “Muni Single State Long” Category	4.51%	4.57%	7.74%	10.50%	N/A
% Rank in category	85	46	99	97	N/A
Funds in category	251	284	298	318	N/A

Performance data quoted in this report represents past performance, is before any taxes payable by shareowners, and is no guarantee of future results. Current performance may be higher or lower than that stated herein. Performance current to the most recent month-end is available by calling toll-free (800) SATURNA or visiting www.idahotaxexemptfund.com. Average annual total returns are historical and include change in share value as well as reinvestment of dividends and capital gains, if any. Share price, yield, and return will vary and you may have a gain or loss when you sell your shares.

¹ By regulation, the expense ratio shown in this table is as of the Fund's most recent prospectus which is dated March 30, 2012, and incorporates results for the fiscal year ended November 30, 2011. The ratio presented in this table differs from expense ratios shown elsewhere in this report as they represent different periods. Also by regulation, the performance in this table represents the most recent quarter-end performance rather than performance through the Funds' most recent fiscal period (shown on page 4).

² Source: Morningstar June 30, 2012. Morningstar, Inc. is an independent fund performance monitor. Rankings and category returns are determined monthly from total returns by Morningstar, by category as determined by Morningstar. Morningstar calculates total return by taking the change in a fund's NAV, assuming the reinvestment of all income and capital gains distributions (on the actual reinvestment date used by the fund) during the period, and then dividing by the initial NAV. Unless marked as load-adjusted total returns, Morningstar does not adjust total return for sales charges or for redemption fees. (Morningstar Return™, Morningstar Risk-Adjusted Ratings™, and the load-adjusted returns do incorporate those fees.) Total returns account for management, administrative, 12b-1 fees, and other costs automatically deducted from fund assets.

"% Rank in Category": This is the fund's total-return percentile rank for the specified time period relative to all funds that have the same Morningstar category. The highest (or most favorable) percentile rank is 1 and the lowest (or least favorable) percentile rank is 100. The top-performing fund in a category will always receive a rank of 1. Percentile ranks within categories are most useful in those categories that have a large number of funds.

Please consider an investment's objectives, risks, charges, and expenses carefully before investing. To obtain this and other important information about the Idaho Tax-Exempt Fund in a prospectus or summary prospectus, ask your financial advisor, visit www.idahotaxexemptfund.com or call toll free 1-800/SATURNA. Please read the prospectus or summary prospectus carefully before investing.

2	May 31, 2012	Semi-Annual Report

(logo omitted)

Fellow Shareowners:

For the six months ended May 31, 2012, Idaho Tax-Exempt Fund returned 3.50%. For the twelve months ended May 31, 2012, the Fund returned 6.39%. At May 31, 2012, the net asset value per share was $5.62 up $0.11 per share for the semi-annual period.

Muncipal bond prices climbed strongly in the last year as interest rates for government issues dropped to historic lows for federal, state, and local issues. As one advantage of municipal fund investing is easy availability when other uses for money are available, we note that since November 30, 2011, the Fund's outstanding shares decreased 3.5% to 2.82 million. Net assets declined 1.5% to $15.88 million.

The weak national economy has highlighted the quality of Idaho's credit. Last month, Standard & Poor's, Moody's and Fitch all gave a new state tax anticipation note their top ratings. “The state follows conservative budget practices and has demonstrated a willingness to use broad balancing actions in response to economic and revenue weakness and the state is rebuilding reserves that were depleted during the recession,” complimented the Fitch Ratings report.

Looking ahead, deleveraging will continue to limit economic growth. U.S. growth and inflation will remain modest. Federal monetary policy will remain accommodative. We expect Idaho's conservative fiscal credentials to persist. Idaho is fostering economic growth in many ways, including reducing the corporate and top personal income tax rates to 7.4% from 7.6% and 7.8%, respectively.

We expect Idaho's credit quality to remain solid at the state and local levels. Low debt levels, excellent pension fund management, steady economic recovery and improving employment all help. For more than 10 years, Idaho's seasonally adjusted unemployment rate has consistently been below the U.S. unemployment rate. Today, Idaho's 7.9% rate is below the national average and the neighboring states of Oregon and Washington.

For those seeking a conservative investment vehicle, the Idaho Tax-Exempt Fund offers a diversified portfolio of high-grade, 100% Idaho issues that provide income exempt from federal income and alternative minimum taxes as well as Idaho state income tax. Idaho municipal bonds should continue to offer real returns for risk-averse, income-oriented investors.

We invite you to review the advantages of the Idaho Tax-Exempt Fund, and we welcome your suggestions. Only with your help can we be certain that we are meeting our primary objective — fulfilling your investment needs.

Respectfully,

(graphic omitted)
Nicholas Kaiser,
President

(graphic omitted)
Phelps McIlvaine,
Vice President, Portfolio Manager

July 10, 2012

Semi-Annual Report	May 31, 2012	3

Performance Summary

Average Annual Returns as of May 31, 2012
	10 Years	5 Years	1 Year	Expense Ratio¹
Idaho Tax-Exempt Fund	4.19%	4.80%	6.39%	0.62%
S&P Idaho Municipal Bond Index	5.87%	5.79%	10.84%	N/A

Growth of $10,000

Comparison of any mutual fund to a market index must be made bearing in mind that the Index is unmanaged, and expense-free. Conversely, the fund will (1) be actively managed; (2) have an objective other than mirroring the index, such as limiting risk; (3) bear transaction and other costs, (4) stand ready to buy and sell its securities to shareowners on a daily basis; and (5) provide a wide range of services. The graph compares $10,000 invested in the Fund on May 31, 2002 to an identical amount invested in the Standard & Poor's Idaho Municipal Bond Index, which reflects the types of securities in which the Fund invests. The graph shows that an investment in the Fund would have risen to $15,069 versus $17,701 in the S&P Idaho Municipal Bond Index.
Past performance does not guarantee future results. The “Growth of $10,000” graph and “Average Annual Returns” performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares.

¹ By regulation, the expense ratio shown in this table is as of the Fund's most recent prospectus which is dated March 30, 2012, and incorporates results for the fiscal year ended November 30, 2011. The ratio presented in this table differs from expense ratios shown elsewhere in this report as they represent different periods.

Fund Objective

Idaho Tax-Exempt Fund seeks to provide income free from federal income, federal alternative minimum, and Idaho state income taxes, with a secondary objective of capital preservation.

Bond Revenue Sources	Top Ten Holdings
	% of Fund Assets
Bond revenue sources weightings are shown as a percentage of net assets.	Ada & Canyon Cos. ID JSD #3 Kuna 4.00% due 08/15/2022	3.0%
	Madison Co. ID SCD #321 Rexburg 4.50% due 08/15/2024	2.8%
	Boise State University Revenue 5.00% due 04/01/2034	2.7%
	Owyhee & Elmore Cos. ID JSD #365 Grand View 4.00% due 08/15/2027	2.5%
	Payette Co. ID SCD #373 5.00% due 09/15/2024	2.4%
	Pocatello ID Water Revenue 4.75% due 02/01/2026	2.4%
	Canyon Co. ID SCD #139 Vallivue 4.35% due 09/15/2025	2.4%
	Canyon Co. ID SCD #131 Nampa 4.75% due 08/15/2019	2.2%
	Canyon Co. ID SCD #139 Vallivue 5.00% due 09/15/2024	2.0%
	Valley & Adams Cos. ID JSD #421 McCall 4.50% due 08/01/2024	2.0%

4	May 31, 2012	Semi-Annual Report

Schedule of Investments

Tax-Exempt Municipal Bonds
Issuer	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets
Electric Power
Idaho Falls ID Electric Revenue	6.75% due 04/01/2020	$110,000	$120,815	0.8%

Financial Services
Idaho Bond Bank Authority¹	4.00% due 09/15/2019	90,000	102,799	0.7%

General Obligation
Ada & Canyon Cos. ID JSD #3 Kuna	5.00% due 09/15/2019	240,000	275,983	1.7%
Ada & Canyon Cos. ID JSD #3 Kuna	4.00% due 08/15/2022	400,000	477,916	3.0%
Ada & Canyon Cos. JSD #2 Meridian	5.00% due 08/15/2020	165,000	184,645	1.2%
Ada & Canyon Cos. JSD #2 Meridian	5.00% due 08/15/2021	155,000	172,885	1.1%
Ada & Canyon Cos. JSD #2 Meridian¹	5.50% due 07/30/2015	50,000	57,164	0.4%
Adams & Washington Cos. JSD #432	4.00% due 08/15/2019	100,000	109,341	0.7%
Bingham Co. ID SCD #52 Snake HS	4.00% due 09/01/2020	250,000	285,007	1.8%
Bingham Co. ID SCD #52 Snake HS	4.00% due 09/01/2027	200,000	217,948	1.4%
Bingham Co. ID SCD #55 Blackfoot	4.65% due 08/01/2017	285,000	286,984	1.8%
Blaine County ID Series A	4.05% due 08/01/2023	150,000	164,989	1.0%
Bonneville & Bingham Cos. JSD #93	4.50% due 09/15/2016	150,000	169,377	1.1%
Boundary County ID SCD #101	4.00%due 08/15/2021	240,000	265,565	1.7%
Canyon Co. ID SCD #131 Nampa	5.00% due 08/15/2023	105,000	119,883	0.7%
Canyon Co. ID SCD #131 Nampa	4.75% due 08/15/2019	325,000	342,391	2.2%
Canyon Co. ID SCD #134 Middleton	4.65% due 07/31/2016	170,000	178,605	1.1%
Canyon Co. ID SCD #139 Vallivue	4.35% due 09/15/2025	350,000	376,691	2.4%
Canyon Co. ID SCD #139 Vallivue	5.00% due 09/15/2024	260,000	321,506	2.0%
Clark Co. ID SCD	2.50% due 08/01/2016	280,000	298,704	1.9%
Fremont & Madison Cos. ID JSD #215	4.125% due 08/15/2024	130,000	143,762	0.9%
Fremont & Madison Cos. ID JSD #215	4.00% due 08/15/2019	200,000	228,716	1.4%
Jefferson & Madison Cos. ID SCD #251 Rigby	4.25% due 09/01/2024	100,000	111,335	0.7%
Jerome, Lincoln, & Gooding Cos. ID JSD #261	3.75% due 09/15/2018	125,000	137,369	0.9%
Jerome, Lincoln, & Gooding Cos. ID JSD #261	5.00% due 09/15/2022	250,000	281,623	1.8%
Kootenai-Shoshone ID Area Libraries	4.25% due 08/01/2021	220,000	235,409	1.5%
Latah, Nez Perce, & Clearwater ID JSD #283	4.50% due 08/15/2027	190,000	213,531	1.3%
Lemhi Co. ID	4.20% due 08/01/2015	100,000	101,641	0.6%
Madison Co. ID SCD #321 Rexburg	4.50% due 08/15/2024	410,000	441,570	2.8%
Madison Co. ID SCD #321 Rexburg	4.50% due 08/15/2026	250,000	266,975	1.7%
Meridian ID Free Library District	5.00% due 08/01/2015	100,000	100,703	0.6%
Minidoka & Jerome Cos. ID JSD #331	4.375% due 08/15/2024	225,000	237,191	1.5%
Minidoka & Jerome Cos. ID JSD #331	4.50% due 08/15/2025	160,000	168,675	1.1%
Minidoka & Jerome Cos. ID JSD #331¹	4.50% due 08/15/2018	75,000	82,732	0.5%
Minidoka & Jerome Cos. ID JSD #331¹	4.50% due 08/15/2020	75,000	81,309	0.5%
Nampa ID Series B	5.00% due 08/01/2020	200,000	220,644	1.4%
Owyhee & Canyon Cos. ID JSD #370 Homedale	4.55% due 08/15/2016	160,000	184,627	1.2%
Owyhee & Elmore Cos. ID JSD #365 Grand View	4.00% due 08/15/2027	350,000	392,095	2.5%
Payette Co. ID SCD #373	5.00% due 09/15/2024	350,000	388,430	2.4%
Twin Falls & Gooding Cos. ID JSD #412	4.125% due 09/01/2023	100,000	117,381	0.7%
Twin Falls Co. ID SCD #411	4.30% due 09/15/2025	120,000	128,910	0.8%
Valley & Adams Cos. ID JSD #421 McCall	4.50% due 08/01/2022	135,000	146,983	0.9%
Valley & Adams Cos. ID JSD #421 McCall	4.50% due 08/01/2024	290,000	311,680	2.0%
		8,190,000	9,028,875	56.9%

Medical/Hospitals
Idaho Health Facility Authority Revenue	6.00% due 02/01/2023	200,000	246,540	1.5%
Idaho Health Facility Authority Revenue	6.25% due 12/01/2033	115,000	137,788	0.9%
		315,000	384,328	2.4%
Continued on next page.

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	May 31, 2012	5

Schedule of Investments

Tax-Exempt Municipal Bonds
Issuer	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets
Municipal Leases
Nez Perce County ID COPS	4.50% due 02/01/2021	$150,000	$158,433	1.0%

Pollution Control
Caldwell ID Sewer Revenue	4.50% due 09/01/2019	100,000	118,097	0.7%
Idaho Bond Bank Authority	4.30% due 09/01/2022	135,000	141,458	0.9%
Idaho Bond Bank Authority¹	4.125% due 09/15/2023	75,000	81,768	0.5%
Moscow ID Sewer Revenue	4.45% due 05/01/2028	200,000	218,526	1.4%
		510,000	559,849	3.5%

Real Estate
Idaho Housing & Finance Association	4.80% due 06/01/2017	100,000	100,000	0.7%
Idaho Housing & Finance Association¹	5.65% due 07/01/2028	45,000	47,219	0.3%
Idaho State Building Authority Revenue	4.50% due 09/01/2023	110,000	115,765	0.7%
Post Falls ID LID SPA	5.00% due 05/01/2021	240,000	240,005	1.5%
		495,000	502,989	3.2%

State Education
Boise State University Revenue	4.50% due 04/01/2027	250,000	269,975	1.7%
Boise State University Revenue	5.00% due 04/01/2034	385,000	425,910	2.7%
Idaho State University Revenue	4.90% due 04/01/2017	150,000	152,147	0.9%
Idaho State University Revenue	4.625% due 04/01/2024	220,000	230,274	1.4%
University of Idaho Revenue	5.00% due 04/01/2028	225,000	252,821	1.6%
University of Idaho Revenue	5.00% due 04/01/2019	200,000	217,414	1.4%
University of Idaho Revenue	5.00% due 04/01/2020	260,000	280,251	1.8%
		1,690,000	1,828,792	11.5%

Transportation
Idaho Housing & Finance Association	4.60% due 07/15/2023	250,000	278,825	1.8%
Idaho Housing & Finance Association	5.00% due 07/15/2024	200,000	223,646	1.4%
Idaho Housing & Finance Association¹	5.00% due 07/15/2027	50,000	55,427	0.3%
		500,000	557,898	3.5%

Urban Renewal
Boise City ID Urban Renewal Agency Lease Revenue	5.00% due 08/15/2020	160,000	179,586	1.1%
Boise City ID Urban Renewal Agency Lease Revenue¹	5.00% due 08/15/2021	90,000	100,310	0.6%
Jerome Urban Renewal District	5.40% due 09/01/2013	200,000	201,764	1.3%
		450,000	481,660	3.0%

Water Supply
Blackfoot ID COPS	5.80% due 09/01/2018	135,000	135,404	0.8%
Chubbuck ID Water Revenue	4.00% due 09/01/2025	155,000	171,241	1.1%
Idaho Bond Bank Authority	4.00% due 09/15/2024	100,000	108,194	0.7%
Idaho Bond Bank Authority	5.00% due 09/15/2026	250,000	275,840	1.7%
Pocatello ID Water Revenue	4.50% due 02/01/2024	100,000	107,530	0.7%
Pocatello ID Water Revenue	4.75% due 02/01/2026	350,000	379,922	2.4%
		1,090,000	1,178,131	7.4%

Total investments	(Cost = $13,952,320)	$13,590,000	14,904,569	93.9%
Other assets (net of liabilities)			973,315	6.1%
Total net assets (100%)			$15,877,884	100.0%
¹ See “Odd Lots” on page 10

6	May 31, 2012	Semi-Annual Report	The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

As of May 31, 2012

Assets
Investments in securities, at value (Cost $13,952,320)	$14,904,569
Cash	841,973
Interest receivable	167,830
Insurance reserve premium	801
Total assets		15,915,173
Liabilities
Accrued expenses	12,261
Payable for Fund shares redeemed	9,712
Distributions payable	8,062
Payable to affiliates	7,254
Total liabilities		37,289
Net assets		$15,877,884

Analysis of net assets
Paid-in capital (unlimited shares authorized, without par value)	$14,884,989
Undistributed tax free income	3,842
Accumulated net realized gain	36,804
Unrealized net appreciation on investments	952,249
Net assets applicable to Fund shares outstanding		$15,877,884

Fund shares outstanding		2,824,894

Net asset value, offering, and redemption price per share		$5.62

Statement of Operations

Period ended May 31, 2012

Investment income
Interest income	$283,877
Gross investment income		283,877
Expenses
Investment adviser fees	39,879
Audit fees	3,005
Trustee expenses	2,259
Chief Compliance Officer expenses	1,662
Printing and postage	1,435
Filing and registration fees	949
Other expenses	540
Legal fees	409
Custodian fees	365
Retirement plan custodial fees	77
Total gross expenses	50,580
Less custodian fee credits	(365)
Net expenses		50,215
Net investment income		$233,662

Net realized gain from investments		$36,804
Net increase in unrealized appreciation on investments		294,111
Net gain on investments		$330,915

Net increase in net assets resulting from operations		$564,577

Bond Quality Diversification

Based on net assets as of May 31, 2012. Source: Moody's Investors Services.

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	May 31, 2012	7

Statements of Changes of Net Assets

	Period ended May 31, 2012	Year ended Nov. 30, 2011
Increase (decrease) in net assets from operations
From operations
Net investment income	$233,662	$494,074
Net realized gain on investments	36,804	11,379
Net increase in unrealized appreciation	294,111	199,602
Net increase in net assets	564,577	705,055
Distributions to shareholders from
Net investment income	(233,662)	(494,074)
Capital gains distributions	-	(11,396)
Total distributions	(233,662)	(505,470)
Capital share transactions
Proceeds from sales of shares	425,913	2,156,201
Value of shares issued in reinvestment of dividends	183,887	396,674
Early redemption fees retained	-	-
Cost of shares redeemed	(1,180,253)	(1,864,860)
Net increase (decrease) in net assets	(570,453)	688,015
Total increase (decrease) in net assets	(239,538)	887,600

Net assets
Beginning of period	16,117,422	15,229,822
End of period	15,877,884	16,117,422

Undistributed tax free income	$3,842	$3,842

Shares of the Fund sold and redeemed
Number of shares sold	75,969	399,005
Number of shares issued in reinvestment of dividends	32,811	73,111
Number of shares redeemed	(210,690)	(350,738)
Net increase (decrease) in number of shares outstanding	(101,910)	121,378

Financial Highlights

	Period ended	For Year Ended November 30,
Selected data per share of outstanding capital stock throughout each period:	May 31, 2012	2011	2010	2009	2008	2007
Net asset value at beginning of period	$5.51	$5.43	$5.43	$4.94	$5.30	$5.32
Income from investment operations
Net investment income	0.08	0.18	0.17	0.17	0.18	0.18
Net gains (losses) on securities (both realized & unrealized)	0.11	0.08	-	0.49	(0.36)	(0.02)
Total from investment operations	0.19	0.26	0.17	0.66	(0.18)	0.16
Less distributions
Dividends (from net investment income)	(0.08)	(0.18)	(0.17)	(0.17)	(0.18)	(0.18)
Distributions (from capital gains)	-	0.00¹	0.00¹	-	-	-
Total distributions	(0.08)	(0.18)	(0.17)	(0.17)	(0.18)	(0.18)
Paid-in capital from early redemption fees	0.00¹	0.00¹	0.00¹	0.00¹	0.00¹	0.00¹

Net asset value at end of period	$5.62	$5.51	$5.43	$5.43	$4.94	$5.30

Total return	3.50%	4.91%	3.26%	13.46%	(3.36)%	3.02%

Ratios / supplemental data
Net assets ($000), end of period	$15,878	$16,117	$15,230	$14,610	$11,774	$10,016
Ratio of expenses to average net assets
Before custodian fee credits	0.32%	0.62%	0.74%	0.85%	0.77%	0.89%
After custodian fee credits	0.31%	0.61%	0.73%	0.84%	0.76%	0.87%
Ratio of net investment income after custodian fee credits to average net assets	1.47%	3.27%	3.23%	3.19%	3.51%	3.35%
Portfolio turnover rate	5%	4%	2%	3%	7%	6%
¹Amount is less than $0.01

8	May 31, 2012	Semi-Annual Report	The accompanying notes are an integral part of these financial statements.

Notes To Financial Statements

Note 1 — Organization

Saturna Investment Trust (the “Trust”) was established under Washington State Law as a Business Trust on February 20, 1987. The Trust is registered as a no-load, open-end, diversified series managment investment company under the Investment Company Act of 1940, as amended. Six portfolios have been created to date in addition to Idaho Tax-Exempt Fund (the “Fund”). The other six portfolios are offered through a separate prospectus and the results of those funds are contained in a separate report.

The Idaho Tax-Exempt Fund was first authorized to sell shares of beneficial interest on September 4, 1987. The investment objective of the Fund is to provide income free from federal income, federal alternative minimum and Idaho state income taxes. Preservation of capital is a secondary objective.

Note 2 — Unaudited Information

The information in this interim report has not been subjected to independent audit.

Note 3 — Significant Accounting Policies

The following is a summary of the significant accounting policies, in conformity with accounting principles generally accepted in the United States of America, which are consistently followed by the Fund in preparation of its financial statements.

Security valuation:

Debt securities are valued using bid-side valuations provided by an independent service. The service determines valuations using factors such as yields or prices of bonds of comparable quality, type of issue, coupon maturity, ratings, trading activity, and general market conditions. In the absence of a valuation from an independent service for a security, a fair value for such security is determined in good faith by or under the direction of the Board of Trustees.

Share valuation:

The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund's shares are not priced or traded on days the New York Stock Exchange is closed. The NAV is the offering and redemption price per share.

The Trustees have adopted certain policies and procedures with respect to frequent trading of Fund shares. The Fund is intended for long-term investment and does not permit rapid trading of its shares. The Fund cannot always identify all intermediaries, or detect or prevent trading that violates the Frequent Trading Policy through intermediaries or omnibus accounts.

Fair value measurements:

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 — Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table is a summary of the inputs used as of May 31, 2012 in valuing the Fund's investments carried at value:

Fair Value Inputs	Total	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Municipal Bonds	$14,904,569	$-	$14,295,841	$608,728
Total Assets	$14,904,569	$-	$14,295,841	$608,728

During the period ended May 31, 2012, the Fund had no transfers between Level 1 and Level 2.

Semi-Annual Report	May 31, 2012	9

Notes To Financial Statements (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 3 Roll-Forward Municipal Securities
Beginning balance	$653,142
Total unrealized gains or losses	10,586
Purchases	-
Maturity/call	(55,000)
Transfers in to and/or out of level 3	-
Ending balance	$608,728

New accounting pronouncement:

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years.

Odd Lots:

The bid-side valuations provided by the independent pricing service are for institutional “round-lot” holdings (“Round Lots”). Round Lots consist of 100 bonds (approximately $100,000 each). Some of the Fund's holdings consist of less than a Round Lot and are considered “Odd Lots.” Odd Lots trade at a discount to Round Lots to compensate for the effect of the fixed costs associated with any trade. To reflect this discount, the Fund applies a discount to the valuation of Odd Lot holdings as shown in the following chart.

Total Face Value	Adjustment to Price
Under 10,000	-0.750%
10,000-24,999	-0.625%
25,000-49,999	-0.500%
50,000-74,999	-0.375%
75,000-99,999	-0.250%
100,000 and up	none

Income taxes:

As a qualified investment company under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes all of its investment income. It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all its taxable and tax-exempt income to its shareowners. As the Fund intends to meet requirements for tax-free income dividends, and the requirements of the Idaho Department of Revenue for income dividends free of Idaho state income tax, no income tax provisions are required.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end November 30, 2011, or for any other tax years which are open for exam. As of May 31, 2012, open tax years include the tax years ended November 30, 2009, through 2011. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Derivative instruments and hedging activities:

The Funds have adopted the financial reporting rules and regulations that require enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

During the period ended May 31, 2012, the Fund did not hold any derivative instruments.

Distributions to shareowners:

The Fund's dividends to shareowners from net investment income are paid daily and distributed on the last business day of each month.

Distributions of capital gains, if any, are made at least annually, and as required to comply with federal excise tax requirements. Distributions to shareowners are determined in accordance with income tax regulations, and are recorded on the ex-dividend date. Dividends are paid in shares of the Funds, at the net asset value on payable date. Shareowners may elect to take dividends in cash.

Use of estimates:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Reclassification of capital accounts:

Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share:

Accumulated gain (loss)	$17
Paid-in capital	$(17)

Other:

The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in the State of Idaho.

10	May 31, 2012	Semi-Annual Report

Notes To Financial Statements (continued)

Interest income is recognized on an accrual basis. Discounts on securities purchased are accreted and premiums are amortized over the lives of the respective securities.

Security transactions are recorded on trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.

Note 4 — Transactions with Affiliated Persons

Under a contract approved annually by the Fund's independent trustees, Saturna Capital provides investment advisory services and certain other administrative and distribution services to conduct the Fund's business. For such services, the Fund pays an annual fee equal to 0.50% of its average daily net assets. For the period ended May 31, 2012, the Fund incurred advisory fee expenses of $39,879. Expenses incurred by the Trust on behalf of the Fund (e.g., legal fees) are allocated to the Fund and the other Funds of the Trust on the basis of relative daily average net assets.

Saturna Capital also acts as transfer agent for the Fund, for which it did not receive any compensation during the period ended May 31, 2012. Recently, Saturna Capital voluntarily elected to waive the transfer agent fee for an indefinite period, which may cease at Saturna Capital's election, to reduce the Fund's operating expenses.

Saturna Brokerage Services, Inc. (“SBS”), a discount brokerage and subsidiary of Saturna Capital, is registered as a broker-dealer and acts as distributor for the Fund.

Saturna Trust Company (“STC”), a subsidiary of Saturna Capital, acts as a retirement plan custodian for Fund shareowners. For the six months ended May 31, 2012, the Fund incurred retirement plan custodial fees of $77.

Nicholas Kaiser serves as a trustee and president of the Trust. Also a director and the chairman of Saturna Capital, he is not compensated by the Trust. For the period ended May 31, 2012, the Trust incurred compensation expenses of $15,000 which is included in $28,122 of total expenses for the independent Trustees. Idaho Tax-Exempt Fund paid $1,227 of these total expenses.

The officers of the Trust are paid by Saturna Capital, not the Trust, except the Chief Compliance Officer, who can be partially compensated by the Trust. For the period ended May 31, 2012, the Fund paid $1,662 in compensation for such services.

On May 31, 2012, the trustees, officers, and their immediate families as a group directly or indirectly owned 9.57% of the outstanding shares of the Fund.

Note 5 — Investments

During the period ended May 31, 2012, the Fund purchased $806,807 of securities and sold/matured $858,100 of securities.

Note 6 — Distributions to Shareowners

The tax characteristics of distributions paid during the period ended May 31, 2012, and the fiscal year ended November 30, 2011 were as follows:

	Period ended May 31, 2012	Year ended Nov. 30, 2011
Tax-exempt income	$233,662	$493,850
Taxable income	-	224
Capital gain¹	$-	$11,396

¹ Long-Term Capital Gain dividend designated pursuant to Section 852(b)(3) of the Internal Revenue Code.

The cost basis of investments for federal income tax purposes at
May 31, 2012, were as follows:

Cost of investments	$13,952,320
Gross unrealized appreciation	956,621
Gross unrealized depreciation	(4,372)
Net unrealized appreciation	$952,249

As of November 30, 2011, the components of distributable earnings on a tax basis were as follows:

Net unrealized appreciation	$658,138
Undistributed tax free income	3,842
Total distributable earnings	3,842
Total accumulated earnings	$661,980

Note 7 — Custodian

Under the agreement in place with BNY Mellon, custody fees are reduced by credits for cash balances. Such reduction for the period ended May 31, 2012, amounted to $365.

Note 8 — Subsequent Events

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions during the period that materially impacted the amounts or disclosures in the Fund's financial statements.

Semi-Annual Report	May 31, 2012	11

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12	May 31, 2012	Semi-Annual Report

Expenses

All mutual funds have operating expenses. As an Idaho Tax-Exempt Fund shareowner, you incur ongoing costs, including management fees and other fund expenses such as shareowner reports (like this one). Operating expenses, which are deducted from a fund's gross earnings, directly reduce the investment return of a fund. Mutual funds (unlike other financial investments) only report their results after deduction of operating expenses.

With the Idaho Tax-Exempt Fund, unlike many mutual funds, you do not incur sales charges (loads) on investments, reinvested dividends, or other distributions. You do not incur redemption fees, exchange fees, or fees related to Saturna Individual Retirement Accounts. You may incur fees related to extra services requested by you for your account, such as bank wires. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Example

The following example is based on an investment of $1,000 invested at the beginning of the semi-annual period and held for six months (December 1, 2011, to May 31, 2012).

Actual Expenses

The first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you have invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The Fund also charges the following fees for extra services rendered on request, which you may need to add to determine your total expenses: $25 per domestic bank wire, $35 per international bank wire, or overnight courier delivery charges.

Hypothetical Example for Comparison Purposes

The second line provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio (based on the last six months) and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareowner reports of other mutual funds. You may wish to add other fees that are not included in the expenses shown in the table, such as charges for extra services like bank wires.

Please note that the expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees (note that the Idaho Tax-Exempt Fund does not charge any such transactional costs). Therefore, the second line is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds.

	Beginning Account Value [December 1, 2011]	Ending Account Value [May 31, 2012]	Expenses Paid During Period¹
Actual	$1,000.00	$1,035.00	$3.16
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.96	$3.14

¹ Expenses are equal to Idaho Tax-Exempt Bond Fund's annualized expense ratio of 0.62% (based on the most recent semi-annual period of December 1, 2011, through May 31, 2012), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

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14	May 31, 2012	Semi-Annual Report

Availability of Fund Portfolio Information

  The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.
  The Fund's Form N-Q is available on the SEC's website at www.sec.gov and at www.idahotaxexemptfund.com.
  The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800/SEC-0330.
  The Fund makes a complete schedule of portfolio holdings after the end of each month available to investors at www.idahotaxexemptfund.com.

Availability of Proxy Voting Information

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (a) without charge, upon request, by calling Saturna Capital at 1-800-728-8762; (b) on the Funds' website at www.idahotaxexemptfund.com; and (c) on the SEC's website at www.sec.gov.
  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (a) without charge, upon request, by calling Saturna Capital at 1-800-728-8762; (b) on the Funds' website at www.idahotaxexemptfund.com; and (c) on the SEC's website at www.sec.gov.

Privacy Statement

At Saturna Capital, we understand the importance of maintaining the privacy of your financial information. We want to assure you that we protect the confidentiality of any personal information that you share with us. In addition, we do not sell information about our current or former customers.

In the course of our relationship, we gather certain nonpublic information about you, including your name, address, investment choices, and account information. We do not disclose your information to unaffiliated third parties unless it is necessary to process a transaction; service your account; deliver your account statements, shareowner reports, and other information; or as required by law. When we disclose information to unaffiliated third parties, we require a contract to restrict the companies' use of customer information and from sharing or using it for any purposes other than performing the services for which they were required.

We may share information within the Saturna Capital family of companies in the course of informing you about products or services that may address your investing needs.

We maintain our own technology resources to minimize the need for any third party services, and restrict access to information within Saturna. We maintain physical, electronic, and procedural safeguards to guard your personal information. If you have any questions or concerns about the security or privacy of your information please call us at 1-800/SATURNA (1-800-728-8762).

Householding Policy

To reduce expenses, we may mail only one copy of the Fund's prospectus, and each annual and semi-annual report, and proxy statements when necessary, to those addresses shared by two or more accounts. If you wish to receive individual and/or more copies of these documents, please call us at 800/SATURNA or write to us at Saturna Capital/Idaho Tax-Exempt Fund, P.O. Box N, Bellingham, WA 98227. We will begin sending you individual copies 30 days after receiving your request.

If you are currently receiving multiple copies and wish to receive only one copy, please call us at 800/SATURNA or write to us at Saturna Capital/Idaho Tax-Exempt Fund, P.O. Box N, Bellingham, WA 98227. We will begin sending you a single copy with subsequent report mailings.

Semi-Annual Report	May 31, 2012	15

www.idahotaxexemptfund.com

Saturna Capital (logo omitted)
1300 N. State Street
Bellingham, WA 98225
www.saturna.com
(800) SATURNA

Saturna Brokerage Services, Distributor

Item 2. Code of Ethics

Registrant has adopted a code of ethics, which is included with this submission as Exhibit (a)(1) and posted on the Funds' Internet websites at www.sextantfunds.com and www.idahotaxexemptfund.com. Requests may also be made via telephone at 1-800/728-8762, and will be processed within one business day of receiving such request.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) The Schedule of Investments is fully answered in Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) Internal control over financial reporting is under the supervision of the principal executive and financial officers. On June 11, 2012, Mr. Nicholas Kaiser (President) and Mr. Christopher Fankhauser (Treasurer and Chief Compliance Officer) reviewed the internal control procedures for Saturna Investment Trust and found them reasonable and adequate.

(b) No change.

Item 12. Exhibits

Exhibits included with this filing:

(a)(1) Code of Ethics.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SATURNA INVESTMENT TRUST

By

/s/ Nicholas Kaiser
President
July 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Nicholas Kaiser
President
July 30, 2012

By:

/s/ Christopher Fankhauser
Treasurer, Chief Compliance Officer
July 30, 2012